UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Balanced Fund
Class A [PABAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.91%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSA-0525

Putnam Dynamic Asset Allocation Balanced Fund
Class C [AABCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$82	1.66%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSC-0525

Putnam Dynamic Asset Allocation Balanced Fund
Class P
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSP-0525

Putnam Dynamic Asset Allocation Balanced Fund
Class R [PAARX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$57	1.16%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSR-0525

Putnam Dynamic Asset Allocation Balanced Fund
Class R5 [PAADX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$35	0.70%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSR5-0525

Putnam Dynamic Asset Allocation Balanced Fund
Class R6 [PAAEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.60%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSR6-0525

Putnam Dynamic Asset Allocation Balanced Fund
Class Y [PABYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$33	0.66%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Balanced
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
COMMON STOCKS (69.2%)*	Shares	Value
Advertising and marketing services (0.1%)
Magnite, Inc. †	12,399	$141,473
Publicis Groupe SA (France)	10,642	1,004,058
Trade Desk, Inc. (The) Class A †	11,688	639,567
		1,785,098
Automotive (1.3%)
Blue Bird Corp. †	6,794	219,922
Carvana Co. †	3,446	720,490
Dana, Inc.	26,709	356,031
General Motors Co.	98,076	4,612,514
PROG Holdings, Inc.	8,628	229,505
REV Group, Inc.	12,089	382,012
Subaru Corp. (Japan)	56,700	1,015,449
Tesla, Inc. †	58,362	15,125,096
Toyota Motor Corp. (Japan)	8,900	157,328
United Rentals, Inc.	3,835	2,403,395
Visteon Corp. †	4,847	376,224
Volvo AB Class B (Sweden)	21,959	644,241
		26,242,207
Banking (4.3%)
AIB Group PLC (Ireland)	82,678	534,035
Amalgamated Financial Corp.	5,651	162,466
Ameris Bancorp	1,168	67,242
Associated Banc-Corp.	3,355	75,588
Axos Financial, Inc. †	6,624	427,380
Banco de Sabadell SA (Spain)	95,181	267,235
Banco Latinoamericano de Comercio Exterior SA (Panama)	3,049	111,593
Banco Santander SA (Spain)	320,580	2,159,719
Bank Hapoalim BM (Israel)	61,955	840,173
Bank Leumi Le-Israel BM (Israel)	57,725	777,358
Bank of America Corp.	206,113	8,601,096
Bank of Ireland Group PLC (Ireland)	84,781	1,001,714
Bank of New York Mellon Corp. (The)	69,916	5,863,855
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	4,140	161,129
Banner Corp.	1,018	64,918
Barclays PLC (United Kingdom)	494,045	1,857,626
Berkshire Hills Bancorp, Inc.	4,008	104,569
BNP Paribas SA (France)	28,771	2,404,662
Cathay General Bancorp	9,593	412,787
Central Pacific Financial Corp.	5,056	136,714
Citigroup, Inc.	241,146	17,118,955
Citizens Financial Group, Inc.	15,979	654,660
Commonwealth Bank of Australia (Australia)	1,386	131,800
Credit Agricole SA (France)	20,382	371,096
Customers Bancorp, Inc. †	6,686	335,637
DBS Group Holdings, Ltd. (Singapore)	36,170	1,242,125
Enterprise Financial Services Corp.	4,413	237,155
Erste Group Bank AG (Czech Republic)	16,453	1,138,072
FB Financial Corp.	1,516	70,282
Financial Institutions, Inc.	2,782	69,439
First BanCorp/Puerto Rico (Puerto Rico)	21,349	409,260
First Busey Corp.	3,276	70,762
First Financial Corp./IN	1,558	76,311
First Horizon Corp.	34,120	662,610
First Merchants Corp.	838	33,889
Hancock Whitney Corp.	8,634	452,853
Hanmi Financial Corp.	5,436	123,180
Heritage Commerce Corp.	7,950	75,684
Hilltop Holdings, Inc.	9,701	295,395
Hope Bancorp, Inc.	15,014	157,197

Dynamic Asset Allocation Balanced Fund
1

COMMON STOCKS (69.2%)* cont.	Shares	Value
Banking cont.
HSBC Holdings PLC (United Kingdom)	184,115	$2,087,216
Independent Bank Corp./MI	2,538	78,145
Intesa Sanpaolo SpA (Italy)	270,973	1,396,505
JPMorgan Chase & Co.	14,844	3,641,233
Lloyds Banking Group PLC (United Kingdom)	1,952,655	1,831,427
Mercantile Bank Corp.	1,510	65,594
Merchants Bancorp/IN	4,016	148,592
Metropolitan Bank Holding Corp. †	1,196	66,964
Mitsubishi UFJ Financial Group, Inc. (Japan)	256,500	3,497,073
Mizrahi Tefahot Bank, Ltd. (Israel)	7,393	332,488
National Bank Holdings Corp. Class A	2,014	77,076
National Bank of Greece SA (Greece)	125,760	1,292,558
NatWest Group PLC (United Kingdom)	500,170	2,953,196
Northern Trust Corp.	6,375	628,894
Northrim BanCorp, Inc.	979	71,682
OceanFirst Financial Corp.	7,981	135,757
OFG Bancorp (Puerto Rico)	6,093	243,842
Pacific Premier Bancorp, Inc.	5,513	117,537
Pathward Financial, Inc.	5,185	378,246
PNC Financial Services Group, Inc. (The)	25,131	4,417,276
Popular, Inc. (Puerto Rico)	7,203	665,341
Preferred Bank/Los Angeles CA	2,396	200,449
Simmons First National Corp. Class A	10,553	216,653
Standard Chartered PLC (United Kingdom)	51,766	768,175
State Street Corp.	83,778	7,500,645
Sumitomo Mitsui Financial Group, Inc. (Japan)	63,000	1,620,020
Third Coast Bancshares, Inc. †	2,258	75,349
Towne Bank/Portsmouth VA	2,165	74,021
Truist Financial Corp.	15,890	653,874
Trustmark Corp.	8,033	277,058
UBS Group AG (Switzerland)	13,952	428,530
UniCredit SpA (Italy)	36,537	2,050,899
Univest Financial Corp.	3,269	92,709
Veritex Holdings, Inc.	11,494	287,005
Webster Financial Corp.	12,750	657,263
Wells Fargo & Co.	12,043	864,567
Westamerica Bancorp	1,398	70,781
WSFS Financial Corp.	1,357	70,388
Zions Bancorp NA	13,294	662,839
		90,456,088
Basic materials (2.8%)
Air Liquide SA (France)	3,435	652,462
Akzo Nobel NV (Netherlands)	15,771	971,268
Andersons, Inc. (The)	1,774	76,158
Archer-Daniels-Midland Co.	14,278	685,487
Avient Corp.	3,538	131,472
Axalta Coating Systems, Ltd. †	19,467	645,720
Balchem Corp.	459	76,194
Beacon Roofing Supply, Inc. †	828	102,424
BHP Group, Ltd. (ASE Exchange) (Australia)	63,956	1,551,773
BHP Group, Ltd. (London Exchange) (Australia)	5,135	123,455
Boise Cascade Co.	3,307	324,384
Boliden AB (Sweden)	4,222	138,535
Buzzi SpA (Italy)	18,016	866,919
Cabot Corp.	890	73,995
Carpenter Technology Corp.	836	151,466
CF Industries Holdings, Inc.	8,573	669,980
Cie de Saint-Gobain SA (France)	33,402	3,327,400
Commercial Metals Co.	1,534	70,579
Constellium SE (France) †	28,976	292,368
Corteva, Inc.	65,037	4,092,778

2
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Basic materials cont.
CRH PLC	39,016	$3,432,238
CRH PLC (London Exchange)	17,244	1,511,309
Dole PLC (Ireland)	22,137	319,880
DuPont de Nemours, Inc.	38,016	2,839,035
Eastman Chemical Co.	19,483	1,716,647
Fortescue, Ltd. (Australia)	97,929	947,858
Freeport-McMoRan, Inc.	103,366	3,913,437
Fresh Del Monte Produce, Inc.	6,681	205,975
Frontdoor, Inc. †	8,473	325,533
Gibraltar Industries, Inc. †	1,300	76,258
Glencore PLC (United Kingdom)	139,886	512,001
Hecla Mining Co.	14,420	80,175
HeidelbergCement AG (Germany)	6,676	1,150,793
Holcim AG (Switzerland)	15,481	1,665,959
Huntsman Corp.	40,433	638,437
Ingevity Corp. †	1,550	61,365
Innospec, Inc.	2,394	226,832
Latham Group, Inc. †	11,248	72,325
Limbach Holdings, Inc. †	1,597	118,929
Linde PLC	6,058	2,820,847
Louisiana-Pacific Corp.	14,908	1,371,238
LyondellBasell Industries NV Class A	9,200	647,680
Mativ Holdings, Inc.	10,402	64,804
Minerals Technologies, Inc.	5,520	350,906
Mosaic Co. (The)	23,651	638,814
Mueller Industries, Inc.	7,377	561,685
NewMarket Corp.	1,238	701,265
Nippon Sanso Holdings Corp. (Japan)	33,600	1,019,241
NOF Corp. (Japan)	30,300	411,784
Northern Star Resources, Inc. (Australia)	16,224	187,309
Nucor Corp.	5,222	628,415
Olin Corp.	25,113	608,739
Packaging Corp. of America	3,638	720,397
Perimeter Solutions, Inc. †	17,718	178,420
PotlatchDeltic Corp. R	1,799	81,171
PPG Industries, Inc.	15,201	1,662,229
Primoris Services Corp.	6,635	380,915
Proto Labs, Inc. †	2,700	94,608
Prysmian SpA (Italy)	19,203	1,057,068
Rayonier Advanced Materials, Inc. †	12,840	73,830
Rio Tinto PLC (United Kingdom)	17,160	1,029,775
ROCKWOOL International A/S Class B (Denmark)	782	324,145
Sealed Air Corp.	21,539	622,477
Sherwin-Williams Co. (The)	9,298	3,246,769
Shin-Etsu Chemical Co., Ltd. (Japan)	49,700	1,418,197
Southern Copper Corp. (Peru)	6,555	612,630
Sterling Construction Co., Inc. †	2,996	339,177
Sylvamo Corp.	5,219	350,038
Tutor Perini Corp. †	8,791	203,775
UFP Industries, Inc.	4,367	467,444
United States Lime & Minerals, Inc.	2,609	230,583
Weyerhaeuser Co. R	23,143	677,627
Worthington Enterprises, Inc.	1,760	88,158
Worthington Steel, Inc.	2,527	64,009
		58,775,972
Building materials (0.3%)
Apogee Enterprises, Inc.	4,418	204,686
Owens Corning	4,556	650,688
Trane Technologies PLC	11,364	3,828,759
Vulcan Materials Co.	2,811	655,806
		5,339,939

Dynamic Asset Allocation Balanced Fund
3

COMMON STOCKS (69.2%)* cont.	Shares	Value
Capital goods (3.6%)
ABB, Ltd. (Switzerland)	32,218	$1,662,382
Adient PLC †	8,450	108,667
AeroVironment, Inc. †	547	65,197
Airbus SE (France)	13,102	2,307,074
AISIN Corp. (Japan)	66,200	723,095
Alamo Group, Inc.	432	76,987
Albany International Corp. Class A	1,059	73,113
Allison Transmission Holdings, Inc.	7,411	709,010
American Axle & Manufacturing Holdings, Inc. †	45,542	185,356
Applied Industrial Technologies, Inc.	1,247	280,999
Argan, Inc.	2,631	345,108
Astronics Corp. †	2,734	66,081
Aurora Innovation, Inc. †	4,798	32,267
Ball Corp.	28,257	1,471,342
Belden, Inc.	891	89,323
Caterpillar, Inc.	2,095	690,931
Crown Holdings, Inc.	7,702	687,481
Cummins, Inc.	2,043	640,358
Curtiss-Wright Corp.	1,998	633,905
Dassault Aviation SA (France)	1,615	532,507
Donaldson Co., Inc.	9,794	656,786
Dorman Products, Inc. †	582	70,154
Eaton Corp. PLC	2,205	599,385
Federal Signal Corp.	889	65,386
Flowserve Corp.	13,015	635,653
Franklin Electric Co., Inc.	717	67,312
GE Vernova, Inc.	2,138	652,689
GEA Group AG (Germany)	10,655	647,706
General Dynamics Corp.	2,498	680,905
Gentherm, Inc. †	2,223	59,443
Graco, Inc.	8,239	688,039
Honeywell International, Inc.	16,723	3,541,095
Hyster-Yale, Inc.	2,258	93,797
Ingersoll Rand, Inc.	37,067	2,966,472
Interface, Inc.	14,798	293,592
Johnson Controls International PLC	50,146	4,017,197
Komatsu, Ltd. (Japan)	5,700	166,914
Lincoln Electric Holdings, Inc.	3,427	648,251
Lockheed Martin Corp.	21,406	9,562,274
Mitsubishi Electric Corp. (Japan)	95,400	1,759,392
Moog, Inc. Class A	393	68,127
Mueller Water Products, Inc. Class A	3,796	96,494
NANO Nuclear Energy, Inc. †	7,630	201,890
nLight, Inc. †	7,280	56,566
Northrop Grumman Corp.	8,791	4,501,080
NuScale Power Corp. †	3,634	51,457
O-I Glass, Inc. †	6,290	72,146
Otis Worldwide Corp.	24,683	2,547,286
Parker Hannifin Corp.	1,026	623,654
Pentair PLC	7,555	660,911
Powell Industries, Inc.	898	152,956
Republic Services, Inc.	2,821	683,133
Rocket Lab USA, Inc. †	3,781	67,604
RTX Corp.	70,775	9,374,857
Schindler Holding AG (Switzerland)	1,312	411,196
Schneider Electric SE (France)	4,663	1,076,432
Smiths Group PLC (United Kingdom)	15,141	379,933
Steelcase, Inc. Class A	6,303	69,081
Tennant Co.	929	74,088
Textron, Inc.	9,699	700,753
TransDigm Group, Inc.	2,150	2,974,074

4
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Capital goods cont.
Veralto Corp.	6,732	$656,033
Vertiv Holdings Co. Class A	39,360	2,841,792
Vinci SA (France)	24,529	3,092,129
Waste Connections, Inc.	11,909	2,324,518
Waste Management, Inc.	2,983	690,594
Watts Water Technologies, Inc. Class A	2,192	446,993
		74,149,402
Commercial and consumer services (2.2%)
Alarm.com Holdings, Inc. †	1,421	79,079
Automatic Data Processing, Inc.	32,986	10,078,213
Booking Holdings, Inc.	141	649,574
BrightView Holdings, Inc. †	7,529	96,672
Cimpress PLC (Ireland) †	2,981	134,831
Compass Group PLC (United Kingdom)	47,456	1,569,668
Ecolab, Inc.	2,679	679,180
Global Payments, Inc.	6,497	636,186
Jardine Matheson Holdings, Ltd. (Hong Kong)	15,400	650,384
Laureate Education, Inc. †	18,971	387,957
LegalZoom.com, Inc. †	39,670	341,559
LiveRamp Holdings, Inc. †	12,494	326,593
Mastercard, Inc. Class A	42,418	23,250,155
Payoneer Global, Inc. †	8,649	63,224
PayPal Holdings, Inc. †	80,573	5,257,388
Paysafe, Ltd. (United Kingdom) †	4,092	64,203
Wolters Kluwer NV (Netherlands)	6,551	1,019,966
		45,284,832
Communication services (1.3%)
American Tower Corp. R	24,230	5,272,448
AT&T, Inc.	32,128	908,580
Charter Communications, Inc. Class A †	7,357	2,711,275
Comcast Corp. Class A	92,289	3,405,464
Credo Technology Group Holding, Ltd. †	11,062	444,250
Deutsche Telekom AG (Germany)	38,014	1,403,476
IDT Corp. Class B	1,559	79,992
InterDigital, Inc.	2,205	455,884
Juniper Networks, Inc.	18,258	660,757
KDDI Corp. (Japan)	87,000	1,374,222
Koninklijke KPN NV (Netherlands)	182,871	774,579
Lumen Technologies, Inc. †	96,240	377,261
T-Mobile US, Inc.	19,324	5,153,904
Telstra Group, Ltd. (Australia)	284,739	752,219
Ubiquiti, Inc.	2,702	837,998
Verizon Communications, Inc.	55,361	2,511,175
		27,123,484
Communications equipment (0.3%)
Arista Networks, Inc. †	8,388	649,902
CommScope Holding Co., Inc. †	30,724	163,144
Motorola Solutions, Inc.	10,222	4,475,294
NETGEAR, Inc. †	10,101	247,070
Viavi Solutions, Inc. †	7,987	89,375
		5,624,785
Computers (4.7%)
8x8, Inc. †	30,481	60,962
A10 Networks, Inc.	5,572	91,046
Adeia, Inc.	6,005	79,386
Agilysys, Inc. †	2,018	146,386
Alkami Technology, Inc. †	12,457	326,996
AppFolio, Inc. Class A †	1,529	336,227
Apple, Inc.	350,637	77,886,997
Bandwidth, Inc. Class A †	8,673	113,616
Blend Labs, Inc. Class A †	95,990	321,567

Dynamic Asset Allocation Balanced Fund
5

COMMON STOCKS (69.2%)* cont.	Shares	Value
Computers cont.
Calix, Inc. †	2,455	$87,005
Check Point Software Technologies, Ltd. (Israel) †	1,700	387,464
Cisco Systems, Inc.	53,366	3,293,216
CommVault Systems, Inc. †	3,306	521,555
Dropbox, Inc. Class A †	24,837	663,396
Extreme Networks, Inc. †	25,360	335,513
Fortinet, Inc. †	6,673	642,343
IBEX, Ltd. †	2,715	66,110
Ibotta, Inc. Class A †	1,759	74,230
IonQ, Inc. †	11,592	255,835
Life360, Inc. †	5,745	220,551
NetApp, Inc.	7,134	626,651
NetScout Systems, Inc. †	3,588	75,384
NICE, Ltd. (Israel) †	1,069	165,011
OneSpan, Inc.	4,541	69,250
Outbrain, Inc. †	10,539	39,310
Phreesia, Inc. †	10,667	272,649
PubMatic, Inc. Class A †	6,598	60,306
RingCentral, Inc. Class A †	24,468	605,828
Seagate Technology Holdings PLC	27,443	2,331,283
ServiceNow, Inc. †	8,203	6,530,737
Snowflake, Inc. Class A †	4,113	601,156
Teradata Corp. †	29,258	657,720
Twilio, Inc. Class A †	6,362	622,903
Weave Communications, Inc. †	11,317	125,506
Zoom Video Communications, Inc. Class A †	8,380	618,193
		99,312,288
Conglomerates (0.6%)
3M Co.	17,073	2,507,341
AMETEK, Inc.	3,965	682,535
General Electric Co.	13,376	2,677,207
Marubeni Corp. (Japan)	15,400	247,044
Mitsubishi Corp. (Japan)	79,500	1,403,553
Mitsui & Co., Ltd. (Japan)	86,900	1,638,345
Siemens AG (Germany)	14,949	3,452,416
SPX Technologies, Inc. †	493	63,489
		12,671,930
Consumer (0.1%)
Clorox Co. (The)	4,647	684,271
Kimberly-Clark Corp.	5,186	737,553
LVMH Moet Hennessy Louis Vuitton SA (France)	293	181,449
Makita Corp. (Japan)	4,400	145,787
Pandora A/S (Denmark)	6,844	1,048,920
		2,797,980
Consumer finance (0.9%)
American Express Co.	2,293	616,932
Bread Financial Holdings, Inc.	7,428	371,994
Capital One Financial Corp.	35,164	6,304,906
Enova International, Inc. †	4,036	389,716
FTAI Aviation, Ltd.	649	72,058
LendingClub Corp. †	9,049	93,386
Mr. Cooper Group, Inc. †	4,954	592,498
Navient Corp.	4,932	62,291
PennyMac Financial Services, Inc.	4,093	409,750
SLM Corp.	22,448	659,298
Synchrony Financial	12,185	645,074
Visa, Inc. Class A	23,697	8,304,851
		18,522,754
Consumer staples (4.8%)
ACCO Brands Corp.	15,071	63,147
Airbnb, Inc. Class A †	5,324	636,005

6
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Consumer staples cont.
Asahi Group Holdings, Ltd. (Japan)	60,600	$774,260
Auto Trader Group PLC (United Kingdom)	90,036	870,613
Boston Beer Co., Inc. (The) Class A †	2,928	699,324
Brink’s Co. (The)	4,205	362,303
Brinker International, Inc. †	3,543	528,084
Bunzl PLC (United Kingdom)	5,260	202,333
Cal-Maine Foods, Inc.	4,604	418,504
Cargurus, Inc. †	11,838	344,841
Carlsberg A/S Class B (Denmark)	1,698	214,929
Chipotle Mexican Grill, Inc. †	75,521	3,791,909
Coca-Cola Co. (The)	136,192	9,754,071
Coca-Cola Consolidated, Inc.	508	685,800
Coca-Cola Europacific Partners PLC (Spain)	14,415	1,254,537
Coca-Cola HBC AG (Italy)	17,942	812,589
Colgate-Palmolive Co.	51,751	4,849,069
Copart, Inc. †	45,374	2,567,715
CoreCivic, Inc. †	6,485	131,581
Costco Wholesale Corp.	1,877	1,775,229
Coursera, Inc. †	45,586	303,603
Danone SA (France)	18,529	1,417,195
DoorDash, Inc. Class A †	58,120	10,622,592
Energizer Holdings, Inc.	2,291	68,547
Etsy, Inc. †	14,590	688,356
EverQuote, Inc. Class A †	12,686	332,246
GEO Group, Inc. (The) †	2,818	82,314
Grindr, Inc. †	10,061	180,092
Haleon PLC (United Kingdom)	333,528	1,684,385
Heidrick & Struggles International, Inc.	2,324	99,537
Hims & Hers Health, Inc. †	7,571	223,723
Hormel Foods Corp.	21,954	679,257
Hudson Technologies, Inc. †	14,385	88,755
Imperial Brands PLC (United Kingdom)	41,718	1,543,644
Ingredion, Inc.	5,271	712,692
Itron, Inc. †	4,374	458,220
JD.com, Inc. Class A (China)	39,450	811,547
Keurig Dr Pepper, Inc.	19,619	671,362
Koninklijke Ahold Delhaize NV (Netherlands)	38,279	1,429,914
Korn Ferry	3,663	248,461
Lyft, Inc. Class A †	52,532	623,555
Maplebear, Inc. †	37,583	1,499,186
Marks & Spencer Group PLC (United Kingdom)	14,570	67,267
McCormick & Co., Inc. (non-voting shares)	16,804	1,383,137
MediaAlpha, Inc. Class A †	6,729	62,176
Mondelez International, Inc. Class A	10,203	692,274
Monster Beverage Corp. †	13,624	797,276
Nestle SA (Switzerland)	5,728	578,852
Nissin Food Products Co., Ltd. (Japan)	14,800	302,073
Paylocity Holding Corp. †	3,429	642,389
PepsiCo, Inc.	5,018	752,399
Philip Morris International, Inc.	120,527	19,131,251
Procter & Gamble Co. (The)	37,481	6,387,512
Reckitt Benckiser Group PLC (United Kingdom)	8,864	599,388
Recruit Holdings Co., Ltd. (Japan)	29,400	1,523,250
Resideo Technologies, Inc. †	5,270	93,279
Sally Beauty Holdings, Inc. †	8,406	75,906
ScanSource, Inc. †	1,907	64,857
Seneca Foods Corp. Class A †	789	70,253
Simply Good Foods Co. (The) †	2,097	72,326
Sprouts Farmers Market, Inc. †	5,166	788,538
Starbucks Corp.	33,056	3,242,463
Tesco PLC (United Kingdom)	561,619	2,416,245

Dynamic Asset Allocation Balanced Fund
7

COMMON STOCKS (69.2%)* cont.	Shares	Value
Consumer staples cont.
Turning Point Brands, Inc.	6,065	$360,504
Tyson Foods, Inc. Class A	12,391	790,670
Uber Technologies, Inc. †	21,467	1,564,086
Unilever PLC (United Kingdom)	17,070	1,018,517
United Natural Foods, Inc. †	2,586	70,831
Upwork, Inc. †	25,783	336,468
WH Group, Ltd. (Hong Kong)	1,191,000	1,093,580
ZipRecruiter, Inc. Class A †	11,171	65,797
		100,249,590
Electronics (5.3%)
Allied Motion Technologies, Inc.	3,742	82,249
Ambarella, Inc. †	5,831	293,474
Analog Devices, Inc.	7,652	1,543,179
Atmus Filtration Technologies, Inc.	4,802	176,377
Benchmark Electronics, Inc.	1,751	66,591
Broadcom, Inc.	100,658	16,853,169
CEVA, Inc. †	3,616	92,606
Cirrus Logic, Inc. †	6,960	693,599
EnerSys	4,420	404,784
ESCO Technologies, Inc.	562	89,425
Garmin, Ltd.	3,204	695,685
Hoya Corp. (Japan)	30,500	3,442,181
Impinj, Inc. †	3,071	278,540
Keysight Technologies, Inc. †	4,258	637,721
Nextracker, Inc. Class A †	2,067	87,103
NVIDIA Corp.	595,897	64,583,317
Plexus Corp. †	532	68,165
Qualcomm, Inc.	94,441	14,507,082
Rambus, Inc. †	8,784	454,792
Samsung Electronics Co., Ltd. (Preference) (South Korea)	25,160	814,363
Sanmina Corp. †	1,102	83,950
SCREEN Holdings Co., Ltd. (Japan)	9,300	606,746
STMicroelectronics NV (France)	35,866	786,453
Thales SA (France)	9,220	2,450,874
TTM Technologies, Inc. †	12,069	247,535
Vicor Corp. †	1,612	75,409
		110,115,369
Energy (2.5%)
Alpha Metallurgical Resources, Inc. †	1,663	208,291
Antero Midstream Corp.	18,488	332,784
Baker Hughes Co.	14,922	655,822
Berry Corp.	18,586	59,661
BP PLC (United Kingdom)	253,969	1,425,135
ChampionX Corp.	16,456	490,389
Cheniere Energy, Inc.	23,794	5,505,932
ConocoPhillips	36,922	3,877,549
Core Natural Resources, Inc.	3,945	304,160
Coterra Energy, Inc.	24,374	704,409
DCC PLC (Ireland)	6,642	443,897
DNOW, Inc. †	19,760	337,501
Eneos Holdings, Inc. (Japan)	185,400	977,801
Equinor ASA (Norway)	59,013	1,558,458
Exxon Mobil Corp.	80,770	9,605,976
FutureFuel Corp.	8,232	32,105
Halliburton Co.	260,723	6,614,543
HF Sinclair Corp.	19,629	645,402
INPEX Corp. (Japan)	18,100	251,061
Kodiak Gas Services, Inc.	7,029	262,182
Marathon Petroleum Corp.	24,617	3,586,451
Murphy Oil Corp.	12,061	342,532
Norsk Hydro ASA (Norway)	38,563	222,932

8
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Energy cont.
NPK International, Inc. †	11,061	$64,264
Oceaneering International, Inc. †	15,226	332,079
PBF Energy, Inc. Class A	3,061	58,434
Peabody Energy Corp.	4,627	62,696
Phillips 66	5,245	647,653
Repsol SA (Spain)	21,257	282,240
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	128,195	4,691,243
Shell PLC (London Exchange) (United Kingdom)	12,237	445,431
SunCoke Energy, Inc.	11,408	104,954
TechnipFMC PLC (United Kingdom)	22,419	710,458
TotalEnergies SE (France)	22,934	1,477,705
Valero Energy Corp.	23,806	3,144,058
Weatherford International PLC	12,601	674,784
Williams Cos., Inc. (The)	12,350	738,036
		51,879,008
Entertainment (0.2%)
Cinemark Holdings, Inc.	2,412	60,035
Life Time Group Holdings, Inc. †	2,211	66,772
Live Nation Entertainment, Inc. †	14,571	1,902,681
Sonos, Inc. †	5,611	59,869
Sony Group Corp. (Japan)	100,500	2,542,950
Xperi, Inc. †	10,449	80,666
		4,712,973
Financial (1.2%)
3i Group PLC (United Kingdom)	31,795	1,495,021
AerCap Holdings NV (Ireland)	3,800	388,246
Ally Financial, Inc.	18,617	678,962
Apollo Global Management, Inc.	25,404	3,478,824
Broadridge Financial Solutions, Inc.	2,826	685,192
CME Group, Inc.	18,842	4,998,594
Deutsche Boerse AG (Germany)	7,563	2,231,537
Eurazeo SE (France)	2,025	149,965
Euronext NV (France)	17,909	2,599,170
Intercontinental Exchange, Inc.	3,775	651,188
London Stock Exchange Group PLC (United Kingdom)	19,445	2,888,112
MGIC Investment Corp.	28,156	697,706
Nasdaq, Inc.	31,818	2,413,713
NMI Holdings, Inc. Class A †	7,250	261,363
SBI Holdings, Inc. (Japan)	44,300	1,196,230
		24,813,823
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	29,998	1,213,213
DraftKings, Inc. Class A †	54,471	1,808,982
FDJ United (France)	7,675	241,502
Golden Entertainment, Inc.	2,444	64,497
International Game Technology PLC	23,050	374,793
Light & Wonder, Inc. †	6,349	549,887
Monarch Casino & Resort, Inc.	908	70,597
Red Rock Resorts, Inc. Class A	1,729	74,987
		4,398,458
Health care (7.4%)
Abbott Laboratories	5,594	742,044
AbbVie, Inc.	62,870	13,172,522
ACADIA Pharmaceuticals, Inc. †	22,657	376,333
ACELYRIN, Inc. †	24,746	61,123
Addus HomeCare Corp. †	711	70,311
ADMA Biologics, Inc. †	10,552	209,352
Agilent Technologies, Inc.	5,450	637,541
Agios Pharmaceuticals, Inc. †	9,555	279,962
Akero Therapeutics, Inc. †	1,533	62,056
Alkermes PLC †	2,444	80,701

Dynamic Asset Allocation Balanced Fund
9

COMMON STOCKS (69.2%)* cont.	Shares	Value
Health care cont.
Alnylam Pharmaceuticals, Inc. †	5,575	$1,505,362
Amgen, Inc.	2,282	710,957
AngioDynamics, Inc. †	8,960	84,134
Arcturus Therapeutics Holdings, Inc. †	6,573	69,608
Arvinas, Inc. †	7,611	53,429
AstraZeneca PLC (United Kingdom)	14,476	2,125,725
AstraZeneca PLC (Rights) (United Kingdom) F	2,325	7,115
AstraZeneca PLC ADR (United Kingdom)	47,827	3,515,285
AstraZeneca PLC CVR (Rights) (United Kingdom) F	4,444	1,333
AtriCure, Inc. †	2,259	72,875
Avanos Medical, Inc. †	4,433	63,525
Axogen, Inc. †	9,011	166,704
Becton, Dickinson and Co.	2,859	654,883
BioCryst Pharmaceuticals, Inc. †	30,614	229,605
Biohaven, Ltd. †	9,169	220,423
bioMerieux (France)	2,538	313,718
Bioventus, Inc. Class A †	11,030	100,925
Blueprint Medicines Corp. †	830	73,463
Boston Scientific Corp. †	34,743	3,504,874
Bristol-Myers Squibb Co.	43,111	2,629,340
Candel Therapeutics, Inc. †	40,706	229,989
CareDx, Inc. †	11,794	209,344
Castle Biosciences, Inc. †	16,154	323,403
Catalyst Pharmaceuticals, Inc. †	4,993	121,080
Chemed Corp.	1,107	681,159
Chugai Pharmaceutical Co., Ltd. (Japan)	15,300	700,917
Cigna Group (The)	25,742	8,469,118
Concentra Group Holdings Parent, Inc.	2,967	64,384
Corcept Therapeutics, Inc. †	2,200	251,284
CSL, Ltd. (Australia)	1,526	240,176
Daiichi Sankyo Co., Ltd. (Japan)	56,400	1,343,102
Danaher Corp.	3,115	638,575
Denali Therapeutics, Inc. †	4,703	63,937
Dexcom, Inc. †	9,032	616,795
Dyne Therapeutics, Inc. †	5,701	59,632
Edwards Lifesciences Corp. †	10,841	785,756
Eli Lilly and Co.	27,065	22,353,254
Exelixis, Inc. †	76,575	2,827,149
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	5,916	112,903
Fresenius SE & Co. KGaA (Germany) †	15,053	642,667
FUJIFILM Holdings Corp. (Japan)	27,100	519,208
GeneDx Holdings Corp. †	707	62,615
Glaukos Corp. †	1,147	112,888
GSK PLC (United Kingdom)	25,190	481,386
Guardant Health, Inc. †	10,920	465,192
Health Catalyst, Inc. †	15,526	70,333
HealthEquity, Inc. †	785	69,370
Hologic, Inc. †	5,354	330,717
Humacyte, Inc. †	82,786	141,150
Humana, Inc.	2,473	654,356
IDEXX Laboratories, Inc. †	4,295	1,803,685
Incyte Corp. †	42,518	2,574,465
Insmed, Inc. †	8,972	684,474
Insulet Corp. †	2,594	681,210
Intuitive Surgical, Inc. †	8,428	4,174,136
Ipsen SA (France)	3,018	347,615
Ironwood Pharmaceuticals, Inc. †	53,047	77,979
Johnson & Johnson	20,266	3,360,913
Keros Therapeutics, Inc. †	3,508	35,747
Kiniksa Pharmaceuticals International PLC †	6,940	154,137
Kura Oncology, Inc. †	36,650	241,890

10
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Health care cont.
Lantheus Holdings, Inc. †	5,461	$532,994
LivaNova PLC (United Kingdom) †	5,480	215,254
Lonza Group AG (Switzerland)	4,410	2,724,364
McKesson Corp.	8,914	5,999,033
Medpace Holdings, Inc. †	1,974	601,458
Medtronic PLC	54,622	4,908,333
Merck & Co., Inc.	105,809	9,497,416
Merck KGaA (Germany)	498	68,530
Natera, Inc. †	4,355	615,841
Neurocrine Biosciences, Inc. †	6,265	692,909
Novartis AG (Switzerland)	26,243	2,914,805
Novo Nordisk A/S Class B (Denmark)	39,198	2,680,292
Novocure, Ltd. (Jersey) †	20,153	359,126
Nurix Therapeutics, Inc. †	4,624	54,933
Olympus Corp. (Japan)	9,300	121,744
Omega Healthcare Investors, Inc.	17,613	670,703
Option Care Health, Inc. †	8,112	283,514
Otsuka Holdings Company, Ltd. (Japan)	13,000	677,430
PACS Group, Inc. †	5,961	67,002
Protagonist Therapeutics, Inc. †	7,845	379,384
PTC Therapeutics, Inc. †	7,943	404,775
Puma Biotechnology, Inc. †	12,053	35,677
QIAGEN NV (Netherlands)	16,596	666,329
Regeneron Pharmaceuticals, Inc.	8,936	5,667,480
Relay Therapeutics, Inc. †	21,864	57,284
Rhythm Pharmaceuticals, Inc. †	1,308	69,285
Roche Holding AG (Switzerland)	7,453	2,452,988
RxSight, Inc. †	6,769	170,917
Sabra Health Care REIT, Inc. R	4,902	85,638
Sandoz Group AG (Switzerland)	18,586	779,386
Sanofi SA (France)	39,448	4,367,756
Scholar Rock Holding Corp. †	1,996	64,171
Select Medical Holdings Corp.	12,139	202,721
Sonic Healthcare, Ltd. (Australia)	17,858	289,958
Sonova Holding AG (Switzerland)	681	198,839
Summit Therapeutics, Inc. †	9,513	183,506
Surmodics, Inc. †	2,222	67,838
Tango Therapeutics, Inc. †	23,807	32,616
Teladoc Health, Inc. †	34,128	271,659
Tenet Healthcare Corp. †	5,316	715,002
Thermo Fisher Scientific, Inc.	12,847	6,392,667
UnitedHealth Group, Inc.	14,180	7,426,776
Universal Health Services, Inc. Class B	3,773	708,947
Vir Biotechnology, Inc. †	40,882	264,915
Wave Life Sciences, Ltd. †	8,056	65,092
Waystar Holding Corp. †	5,144	192,180
Xencor, Inc. †	4,821	51,295
		155,524,080
Homebuilding (0.4%)
Hovnanian Enterprises, Inc. Class A †	1,848	193,504
KB Home	4,120	239,454
Lennar Corp. Class A	5,435	623,829
M/I Homes, Inc. †	2,956	337,516
Meritage Homes Corp.	1,868	132,404
PulteGroup, Inc.	54,220	5,573,816
Taylor Wimpey PLC (United Kingdom)	42,984	60,392
Toll Brothers, Inc.	6,200	654,658
TRI Pointe Homes, Inc. †	12,768	407,555
		8,223,128

Dynamic Asset Allocation Balanced Fund
11

COMMON STOCKS (69.2%)* cont.	Shares	Value
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	4,000	$154,834
Rational AG (Germany)	236	196,625
		351,459
Insurance (2.5%)
AIA Group, Ltd. (Hong Kong)	132,000	999,222
Allianz SE (Germany)	3,052	1,168,030
Allstate Corp. (The)	24,021	4,974,028
American International Group, Inc.	49,026	4,262,320
AXA SA (France)	4,121	176,073
Axis Capital Holdings, Ltd.	7,663	768,139
Berkshire Hathaway, Inc. Class B †	7,440	3,962,395
Brighthouse Financial, Inc. †	11,352	658,302
Chubb, Ltd.	2,259	682,195
CNO Financial Group, Inc.	11,157	464,689
Corebridge Financial, Inc.	81,734	2,580,342
Enstar Group, Ltd. †	1,358	451,372
Equitable Holdings, Inc.	86,829	4,522,923
Essent Group, Ltd.	1,501	86,638
Everest Group, Ltd.	1,868	678,700
Fidelis Insurance Holdings, Ltd. (United Kingdom)	5,206	84,337
Genworth Financial, Inc. Class A †	59,173	419,537
Globe Life, Inc.	7,754	1,021,357
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	16,819	348,658
Hanover Insurance Group, Inc. (The)	1,936	336,767
Horace Mann Educators Corp.	4,846	207,070
Jackson Financial, Inc. Class A	5,960	499,329
Mercury General Corp.	595	33,261
MetLife, Inc.	80,593	6,470,812
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,235	2,043,617
NN Group NV (Netherlands)	12,157	676,485
Old Republic International Corp.	19,437	762,319
Primerica, Inc.	2,509	713,886
Principal Financial Group, Inc.	7,916	667,873
Progressive Corp. (The)	15,732	4,452,313
Prudential Financial, Inc.	6,244	697,330
Prudential PLC (United Kingdom)	132,274	1,427,371
QBE Insurance Group, Ltd. (Australia)	18,054	249,455
Reinsurance Group of America, Inc.	3,419	673,201
SiriusPoint, Ltd. (Bermuda) †	5,340	92,329
Talanx AG (Germany)	3,843	404,192
Travelers Cos., Inc. (The)	2,565	678,340
Unipol Assicurazioni SpA (Italy)	5,902	94,479
Universal Insurance Holdings, Inc.	4,654	110,300
Unum Group	22,497	1,832,606
W.R. Berkley Corp.	10,407	740,562
Zurich Insurance Group AG (Switzerland)	1,212	845,986
		53,019,140
Investment banking/Brokerage (1.1%)
Affiliated Managers Group, Inc.	3,916	658,005
Ameriprise Financial, Inc.	1,273	616,272
Charles Schwab Corp. (The)	55,202	4,321,213
Exor NV (Netherlands)	6,017	546,423
Futu Holdings, Ltd. ADR (Hong Kong)	1,000	102,350
Goldman Sachs Group, Inc. (The)	20,963	11,451,878
Investor AB Class B (Sweden)	55,479	1,654,610
Morgan Stanley	5,283	616,368
Nomura Holdings, Inc. (Japan)	110,400	680,276
Stifel Financial Corp.	6,323	596,006
StoneX Group, Inc. †	5,360	409,397
Virtu Financial, Inc. Class A	20,832	794,116
Virtus Investment Partners, Inc.	1,234	212,692
		22,659,606

12
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Lodging/Tourism (0.3%)
Accor SA (France)	27,188	$1,239,916
Hilton Worldwide Holdings, Inc.	22,843	5,197,925
InterContinental Hotels Group PLC (United Kingdom)	3,316	357,034
Ryman Hospitality Properties, Inc. R	4,454	407,274
		7,202,149
Media (1.0%)
Informa PLC (United Kingdom)	142,884	1,432,684
Netflix, Inc. †	20,190	18,827,780
Universal Music Group NV (Netherlands)	36,602	1,010,691
		21,271,155
Publishing (0.2%)
New York Times Co. (The) Class A	13,452	667,219
S&P Global, Inc.	3,422	1,738,718
TOPPAN Holdings, Inc. (Japan)	39,700	1,085,290
		3,491,227
Real estate (1.5%)
Alexander & Baldwin, Inc. R	7,742	133,395
American Healthcare REIT, Inc. R	2,812	85,204
Anywhere Real Estate, Inc. †	16,281	54,216
Apple Hospitality REIT, Inc. R	5,127	66,190
AvalonBay Communities, Inc. R	3,180	682,492
BrightSpire Capital, Inc. R	22,581	125,550
Brixmor Property Group, Inc. R	38,307	1,017,051
Broadstone Net Lease, Inc. R	5,018	85,507
CareTrust REIT, Inc. R	16,690	477,000
CBL & Associates Properties, Inc. R	2,534	67,354
CBRE Group, Inc. Class A †	27,476	3,593,312
Chimera Investment Corp. R	5,771	74,042
COPT Defense Properties R	2,667	72,729
CoStar Group, Inc. †	10,508	832,549
Covivio (France) R	1,387	77,640
Curbline Properties Corp. R	8,495	205,494
Cushman & Wakefield PLC †	32,011	327,152
Empire State Realty Trust, Inc. Class A R	8,110	63,420
Equity Lifestyle Properties, Inc. R	10,385	692,680
Equity Residential R	10,279	735,771
Essex Property Trust, Inc. R	2,194	672,615
First Industrial Realty Trust, Inc. R	12,301	663,762
Gaming and Leisure Properties, Inc. R	42,955	2,186,410
Invitation Homes, Inc. R	22,223	774,472
Jones Lang LaSalle, Inc. †	2,526	626,221
Kite Realty Group Trust R	8,918	199,496
Ladder Capital Corp. R	6,417	73,218
Macerich Co. (The) R	3,945	67,736
MFA Financial, Inc. R	7,786	79,884
Mid-America Apartment Communities, Inc. R	4,082	684,062
Millrose Properties, Inc. †R	25,965	688,332
National Health Investors, Inc. R	548	40,475
NexPoint Residential Trust, Inc. R	2,359	93,251
Outfront Media, Inc. R	23,787	383,922
Public Storage R	2,237	669,512
Rithm Capital Corp. R	56,594	648,001
RLJ Lodging Trust R	32,244	254,405
Sekisui Chemical Co., Ltd. (Japan)	16,700	284,832
Sekisui House, Ltd. (Japan)	23,600	528,218
Simon Property Group, Inc. R	37,922	6,298,086
SITE Centers Corp. R	25,303	324,891
Tanger, Inc. R	2,390	80,758
Taylor Morrison Home Corp. †	8,129	488,065
TPG RE Finance Trust, Inc. R	16,588	135,192
Urban Edge Properties R	19,638	373,122

Dynamic Asset Allocation Balanced Fund
13

COMMON STOCKS (69.2%)* cont.	Shares	Value
Real estate cont.
VICI Properties, Inc. R	20,876	$680,975
Vornado Realty Trust R	67,823	2,508,773
WP Carey, Inc. R	10,704	675,529
Xenia Hotels & Resorts, Inc. R	2,402	28,248
		30,681,211
Retail (4.6%)
Abercrombie & Fitch Co. Class A †	3,965	302,807
adidas AG (Germany)	1,538	362,753
Amazon.com, Inc. †	263,858	50,201,623
American Eagle Outfitters, Inc.	5,395	62,690
Associated British Foods PLC (United Kingdom)	44,470	1,102,472
BJ’s Wholesale Club Holdings, Inc. †	22,105	2,522,181
Buckle, Inc. (The)	1,867	71,543
Fast Retailing Co., Ltd. (Japan)	4,700	1,399,149
G-III Apparel Group, Ltd. †	2,801	76,607
Gap, Inc. (The)	31,694	653,213
Home Depot, Inc. (The)	6,263	2,295,327
Industria de Diseno Textil SA (Spain)	28,009	1,394,621
J. Jill, Inc.	4,396	85,854
Lululemon Athletica, Inc. †	3,859	1,092,329
Next PLC (United Kingdom)	4,016	578,606
Ross Stores, Inc.	5,061	646,745
Ryohin Keikaku Co., Ltd. (Japan)	50,000	1,365,924
Target Corp.	23,824	2,486,273
TJX Cos., Inc. (The)	83,760	10,201,968
Upbound Group, Inc.	2,632	63,063
Urban Outfitters, Inc. †	1,978	103,647
Victoria’s Secret & Co. †	12,064	224,149
Walmart, Inc.	205,822	18,069,113
Williams-Sonoma, Inc.	4,021	635,720
		95,998,377
Semiconductor (0.4%)
Applied Materials, Inc.	4,105	595,718
ASML Holding NV (Netherlands)	7,201	4,765,430
Astera Labs, Inc. †	4,629	276,212
Disco Corp. (Japan)	2,100	428,865
KLA Corp.	1,119	760,696
Lam Research Corp.	9,504	690,941
MaxLinear, Inc. †	5,571	60,501
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	42,000	1,182,845
		8,761,208
Software (5.2%)
ACI Worldwide, Inc. †	1,279	69,974
Adobe, Inc. †	26,853	10,298,931
AppLovin Corp. Class A †	4,621	1,224,426
Atlassian Corp. Class A †	4,421	938,180
Autodesk, Inc. †	2,680	701,624
Cadence Design Systems, Inc. †	19,571	4,977,493
Duolingo, Inc. †	2,173	674,803
HubSpot, Inc. †	2,932	1,675,022
Intuit, Inc.	1,090	669,249
Manhattan Associates, Inc. †	5,532	957,257
Microsoft Corp.	180,355	67,703,463
Nexon Co., Ltd. (Japan)	7,200	98,614
Oracle Corp.	44,748	6,256,218
Oracle Corp. Japan (Japan)	3,500	368,316
Pegasystems, Inc.	17,786	1,236,483
PROS Holdings, Inc. †	5,758	109,575
ROBLOX Corp. Class A †	13,220	770,594
SAP SE (Germany)	5,312	1,423,349
Shopify, Inc. Class A (Canada) †	17,075	1,628,699

14
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.2%)* cont.	Shares	Value
Software cont.
Veeva Systems, Inc. Class A †	23,779	$5,507,930
Workday, Inc. Class A †	2,670	623,525
		107,913,725
Technology (—%)
SoftBank Group Corp. (Japan)	12,400	634,259
		634,259
Technology services (4.6%)
Accenture PLC Class A	22,190	6,924,167
Alphabet, Inc. Class A	132,449	20,481,913
Alphabet, Inc. Class C	81,136	12,675,877
DocuSign, Inc. †	7,640	621,896
eBay, Inc.	10,005	677,639
Fiserv, Inc. †	3,018	666,465
GoDaddy, Inc. Class A †	3,649	657,331
HealthStream, Inc.	3,236	104,134
Leidos Holdings, Inc.	6,886	929,197
LY Corp. (Japan)	289,400	979,954
Maximus, Inc.	1,064	72,554
Meta Platforms, Inc. Class A	61,948	35,704,350
NEC Corp. (Japan)	10,000	213,007
Prosus NV (China)	30,154	1,400,929
Q2 Holdings, Inc. †	2,052	164,181
Salesforce, Inc.	24,911	6,685,116
Scout24 SE (Germany)	2,387	249,972
Spotify Technology SA (Sweden) †	7,160	3,938,215
Tencent Holdings, Ltd. (China)	19,000	1,214,022
Unisys Corp. †	17,828	81,831
V2X, Inc. †	1,474	72,300
VeriSign, Inc. †	2,692	683,418
Western Union Co. (The)	61,861	654,489
Zebra Technologies Corp. Class A †	2,157	609,482
		96,462,439
Textiles (0.1%)
Deckers Outdoor Corp. †	2,792	312,174
Hanesbrands, Inc. †	10,861	62,668
Hermes International (France)	539	1,418,173
		1,793,015
Toys (0.1%)
Bandai Namco Holdings, Inc. (Japan)	5,200	174,447
Hasbro, Inc.	10,867	668,212
Nintendo Co., Ltd. (Japan)	32,200	2,188,882
		3,031,541
Transportation (1.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	461	802,337
Aena SME SA (Spain)	3,059	717,654
Arlo Technologies, Inc. †	15,822	156,163
Canadian National Railway Co. (Canada)	7,228	703,387
Canadian Pacific Kansas City, Ltd. (Canada)	39,039	2,740,928
Costamare, Inc. (Monaco)	12,154	119,595
CSX Corp.	27,592	812,033
Delta Air Lines, Inc.	14,072	613,539
DHL Group (Germany)	19,189	823,847
Expeditors International of Washington, Inc.	6,107	734,367
FedEx Corp.	19,450	4,741,521
Hub Group, Inc. Class A	5,594	207,929
International Seaways, Inc.	3,554	117,993
Kirby Corp. †	6,612	667,878
Matson, Inc.	3,519	451,030
Qantas Airways, Ltd. (voting rights) (Australia) †	202,319	1,153,449
Ryanair Holdings PLC ADR (Ireland)	27,632	1,170,768
Safe Bulkers, Inc. (Monaco)	17,040	62,878

Dynamic Asset Allocation Balanced Fund
15

COMMON STOCKS (69.2%)* cont.	Shares	Value
Transportation cont.
Scorpio Tankers, Inc.	9,239	$347,202
SITC International Holdings Co., Ltd. (Hong Kong)	66,000	179,388
SkyWest, Inc. †	4,860	424,618
Southwest Airlines Co.	126,796	4,257,810
Sun Country Airlines Holdings, Inc. †	9,571	117,915
Teekay Corp., Ltd. (Bermuda)	34,775	228,472
Teekay Tankers,. Ltd. Class A (Canada)	8,253	315,842
Union Pacific Corp.	21,682	5,122,156
United Airlines Holdings, Inc. †	8,791	607,019
United Parcel Service, Inc. Class B	6,050	665,440
Westinghouse Air Brake Technologies Corp.	3,460	627,471
		29,690,629
Utilities and power (1.7%)
ALLETE, Inc.	1,693	111,230
American Electric Power Co., Inc.	6,262	684,249
American States Water Co.	986	77,578
Avista Corp.	2,910	121,842
Black Hills Corp.	6,379	386,886
California Water Service Group	1,898	91,977
Constellation Energy Corp.	2,958	596,422
Dominion Energy, Inc.	12,108	678,896
Duke Energy Corp.	6,114	745,725
E.ON SE (Germany)	58,679	885,744
Edison International	105,888	6,238,921
ENGIE SA (France)	86,614	1,687,745
Eni SpA (Italy)	17,203	266,071
Eversource Energy	10,803	670,974
Exelon Corp.	55,712	2,567,209
Iberdrola SA (Spain)	263,113	4,248,769
National Fuel Gas co.	9,827	778,200
New Jersey Resources Corp.	9,520	467,051
NextEra Energy, Inc.	53,350	3,781,982
Northwest Natural Holding Co.	2,097	89,584
NRG Energy, Inc.	50,327	4,804,216
Otter Tail Corp.	963	77,396
PG&E Corp.	88,920	1,527,646
PNM Resources, Inc.	1,450	77,546
Portland General Electric Co.	2,755	122,873
PPL Corp.	82,249	2,970,011
Public Service Enterprise Group, Inc.	7,931	652,721
RWE AG (Germany)	7,454	266,142
SJW Group	1,835	100,356
Unitil Corp.	1,342	77,420
Vistra Corp.	5,041	591,930
		36,445,312
Total common stocks (cost $954,779,844)		$1,447,409,640
CORPORATE BONDS AND NOTES (13.0%)*	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$400,000	$436,912
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	110,000	111,611
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	225,000	232,093
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31	50,000	47,028
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	75,000	71,493
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	295,000	293,196
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	100,000	99,144
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	180,000	183,747
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	180,000	164,761
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	210,000	211,556
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	222,000	222,487

16
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Basic materials cont.
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		$265,000	$250,874
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	110,407
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		120,000	119,227
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		556,000	571,363
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)		246,000	254,141
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)		808,000	821,894
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		300,000	286,403
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		225,000	230,762
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		435,000	380,243
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	394,451
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		230,000	220,936
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		205,000	196,968
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		290,000	292,241
Codelco 144A sr. unsec. unsub. notes 6.33%, 1/13/35 (Chile)		250,000	257,658
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	77,007
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		170,000	159,269
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		265,000	259,030
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	98,973
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		205,000	202,374
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		265,000	266,242
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	335,499
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	588,093
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	152,538
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		$155,000	143,090
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		215,000	193,681
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	243,962
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	214,054
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	454,841
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		530,000	516,148
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	519,944
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	65,174
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	149,606
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	69,822
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	174,737
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		275,000	269,844
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	163,085
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		125,000	132,419
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	43,517
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		195,000	197,917
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		130,000	121,334
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		143,000	132,785
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	607,723
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	228,527
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	108,589
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	223,485
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		140,000	143,063
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		170,000	171,218
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		85,000	84,691
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		210,000	223,345
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		255,000	242,775
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		200,000	192,366
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	196,926
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		225,000	233,342
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		280,000	280,240
TMS International Corp. 144A sr. unsec. notes 6.25%, 4/15/29		230,000	214,385
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		110,000	108,195
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		340,000	277,481
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	267,695
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	788,804
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	177,476

Dynamic Asset Allocation Balanced Fund
17

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Basic materials cont.
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		$39,000	$43,821
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		150,000	129,305
			17,350,033
Capital goods (0.9%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		80,000	74,979
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		365,000	354,093
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	158,894
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	170,576
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	225,364
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		255,000	118,041
Axon Enterprise, Inc. 144A sr. unsec. notes 6.25%, 3/15/33		135,000	136,726
Axon Enterprise, Inc. 144A sr. unsec. notes 6.125%, 3/15/30		180,000	182,110
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	336,424
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		23,000	23,466
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		21,000	20,999
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		273,000	259,071
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	788,681
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		100,000	97,269
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		105,000	98,628
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		91,000	82,935
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		340,000	328,020
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,358,285
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	144,264
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		205,000	218,562
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		265,000	278,017
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		174,000	179,066
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		290,000	302,039
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		30,000	30,132
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		30,000	30,793
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		30,000	30,140
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		70,000	69,785
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		185,000	195,277
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	290,751
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		85,000	90,805
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	142,076
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		130,000	131,529
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		480,000	485,178
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		260,000	198,033
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		620,000	620,923
Efesto Bidco SpA/Efesto US, LLC 144A sr. notes Ser. XR, 7.50%, 2/15/32 (Italy)		345,000	336,839
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		190,000	183,001
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		70,000	72,244
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		250,000	244,368
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		265,000	264,356
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		599,000	564,488
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	439,273
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	282,285
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	113,350
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	354,621
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		175,000	180,108
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	262,031
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		298,000	269,825
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,042
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		1,360,000	1,381,657
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	81,803
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	162,408
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		125,000	116,979

18
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Capital goods cont.
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	$110,000	$111,025
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	857,000	845,244
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30	225,000	217,399
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	180,000	172,813
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	335,000	370,206
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	75,000	80,102
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	150,000	143,285
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	185,000	179,661
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	235,000	223,412
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31	45,000	46,354
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	255,000	251,273
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	190,000	194,341
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	135,000	136,889
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	220,000	219,366
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	92,000	82,581
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	497,000	478,693
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	323,000	328,715
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33	110,000	110,646
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	265,000	269,153
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	55,000	55,707
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33	110,000	110,648
		18,209,122
Communication services (1.3%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	160,072
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	156,951
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	724,000	640,488
American Tower Corp. sr. unsec. notes 4.90%, 3/15/30	210,000	211,195
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	413,000	380,101
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	844,000	817,368
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	788,000	770,564
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	2,055,000	1,393,780
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	165,000	163,276
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	804,000	659,449
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	1,045,000	909,764
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	180,000	174,323
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,255,000	1,165,119
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	160,000	141,919
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	240,000	213,382
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	731,000	658,575
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	730,000	550,723
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	58,000	57,989
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	327,000	206,356
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	189,000	107,551
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	557,000	385,953
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	307,000	235,750
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	465,000	424,535
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	450,000	438,039
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	591,000	575,929
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	385,000	367,076
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	187,000	184,806
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	370,000	359,073
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	510,655
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31	200,000	192,210
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	95,000	90,795
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	100,000	96,998
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	105,779

Dynamic Asset Allocation Balanced Fund
19

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Communication services cont.
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29	$255,000	$268,171
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	266,000	248,959
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	1,563,000	1,522,154
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	170,000	179,217
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	165,000	164,954
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)	200,000	200,514
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	244,000	262,664
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	1,430,000	1,431,730
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	455,000	485,900
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	1,231,000	1,046,312
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	119,000	114,115
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,210,000	1,192,639
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	69,000	68,559
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	155,000	138,910
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	6,000	6,000
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 5/15/32	351,000	353,346
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	660,000	667,739
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	340,000	323,276
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	328,000	352,410
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,130,000	950,704
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	957,000	659,663
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	755,000	713,408
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,995,000	1,985,339
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	360,000	336,565
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	200,000	176,182
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	510,000	443,743
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	335,000	355,470
		28,155,186
Consumer cyclicals (1.7%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	715,000	650,685
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	458,000	447,701
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	328,000	301,539
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	305,000	309,139
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	345,000	317,326
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	155,000	148,351
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	225,000	206,551
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	165,800	147,622
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	590,000	607,393
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	440,000	446,191
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	140,000	131,789
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	230,000	239,588
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	410,000	378,461
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	40,000	39,900
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	345,000	349,942
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	120,000	112,167
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	415,000	381,772
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	225,000	185,627
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	70,000	73,278
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	547,000	523,670
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33	130,000	128,205
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	295,000	294,036
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	420,000	420,527
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31 ‡‡	125,000	139,002
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡	193,369	199,347
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	235,000	230,054
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	185,000	179,690
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	250,000	245,349
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	205,000	176,462
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	160,000	148,900
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	295,000	287,639
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	1,056,000	1,005,707

20
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	$111,455
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$560,000	567,674
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		280,000	228,876
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	68,977
Gray Media, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		90,000	56,298
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		275,000	276,570
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		345,000	363,912
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		397,000	383,738
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		397,000	398,477
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	276,799
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		641,000	641,058
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		775,000	813,547
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		41,000	43,037
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		107,000	107,886
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		215,000	217,838
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)		395,000	395,977
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		100,000	97,892
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		200,000	197,262
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		200,000	195,160
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,275,000	1,273,126
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		480,000	475,717
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		210,000	179,084
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		385,000	339,169
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		295,000	307,627
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		45,000	46,134
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	380,436
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	121,298
Marriott International, Inc./MD sr. unsec. unsub. notes Ser. GG, 3.50%, 10/15/32		795,000	709,221
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	98,661
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		300,000	301,958
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		125,000	122,175
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	354,475
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		250,000	247,938
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		265,000	238,856
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	818,978
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		295,000	293,384
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		100,000	105,255
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32		165,000	163,102
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		140,000	145,998
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	813,285
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	141,235
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		878,000	906,745
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		119,000	113,606
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	207,599
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		150,000	140,611
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		135,000	140,725
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		75,000	73,765
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30		205,000	187,643
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		175,000	168,394
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		375,000	361,406
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		169,000	163,575
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		245,000	243,137
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	135,000	172,276
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		$290,000	290,441
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	50,487
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		400,000	400,061
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		175,000	171,961
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		160,000	160,108
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	54,199

Dynamic Asset Allocation Balanced Fund
21

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		$380,000	$376,776
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	83,526
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	87,038
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	159,489
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		235,000	221,869
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	196,591
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		580,000	572,709
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	235,948
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	219,457
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		265,000	266,187
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		105,000	105,955
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		120,000	110,969
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	189,507
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	78,326
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	281,673
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		175,000	173,722
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	170,880
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		90,000	90,013
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	168,332
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	114,830
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		221,000	217,995
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		100,000	106,008
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		250,000	267,252
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		100,000	100,401
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	486,913
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		893,000	787,067
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	678,094
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		200,000	189,987
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		470,000	451,594
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		210,000	201,668
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		425,000	440,081
			34,410,751
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		250,000	226,468
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		90,000	90,656
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	308,513
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	245,637
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	238,103
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	990,177
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		260,000	243,436
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29 ‡‡		90,000	98,052
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		240,000	246,886
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		140,000	143,496
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		225,000	218,006
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	185,000	186,648
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$100,000	93,222
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		220,000	228,200
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		155,000	159,963
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	140,713
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		330,000	285,660
Gates Corp./The 144A company guaranty sr. unsec. notes 6.875%, 7/1/29		35,000	35,650
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		130,000	130,542
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	239,196
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		183,000	171,205

22
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Consumer staples cont.
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	$150,000	$141,018
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	480,000	480,930
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65	50,000	50,160
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	80,000	79,990
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	95,000	95,263
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	105,000	105,565
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	80,000	80,369
Mars, Inc. 144A sr. unsec. sub. notes 4.60%, 3/1/28	645,000	647,714
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	150,000	149,398
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	424,000	407,240
Opal Bidco SAS 144A sr. notes 6.50%, 3/31/32 (France)	610,000	610,000
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	806,000	822,060
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	380,000	379,013
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	195,000	195,366
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	55,000	57,241
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	185,000	180,433
Wayfair, LLC 144A company guaranty sr. sub. notes 7.75%, 9/15/30	245,000	237,146
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	245,000	235,225
		9,674,560
Energy (0.9%)
Aris Water Holdings, LLC 144A company guaranty sr. unsec. sub. notes 7.25%, 4/1/30	275,000	278,330
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	25,000	26,976
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,715,000	1,668,774
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33	330,000	328,570
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	130,000	134,321
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	225,000	231,344
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	225,000	233,892
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	80,000	74,173
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	194,635
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	136,845
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	370,000	376,394
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	185,000	196,715
Expand Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	545,000	552,209
Expand Energy Corp. company guaranty sr. unsec. bonds 4.75%, 2/1/32	545,000	515,980
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	80,000	79,473
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)	285,000	285,377
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	125,000	122,513
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	215,000	211,845
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	115,000	117,385
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	145,000	145,769
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	300,000	296,943
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	485,000	480,300
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	370,000	361,614
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	380,000	371,613
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	295,000	292,595
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	375,000	325,983
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	190,000	187,604
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	705,000	698,041
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	185,000	196,306
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	397,000	437,344
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	920,000	902,171
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	1,045,000	1,071,389
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	162,000	164,523
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	188,000	165,335
Petronas Capital, Ltd. 144A company guaranty sr. unsec. notes 4.95%, 1/3/31 (Malaysia)	450,000	451,991
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	109,000	109,174
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	150,000	146,687
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	325,000	305,510
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	235,000	235,061
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	250,000	257,488
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	135,000	135,060

Dynamic Asset Allocation Balanced Fund
23

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Energy cont.
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	$240,000	$235,774
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	500,000	496,351
Southern Gas Corridor CJSC company guaranty sr. unsec. notes Ser. REGS, 6.875%, 3/24/26 (Azerbaijan)	320,000	323,489
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	425,000	417,488
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33	285,000	285,495
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	202,000	197,833
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	48,923	49,932
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	112,875	112,267
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	122,143	124,864
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	320,000	245,573
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	80,000	83,138
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	200,000	185,288
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	260,000	246,943
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	210,000	223,169
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	230,000	246,775
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	300,000	304,472
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	115,000	117,582
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	345,000	361,159
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	70,000	69,403
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	321,000	327,331
		18,158,578
Financials (3.9%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	500,000	503,419
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	199,705
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	275,000	279,965
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	275,000	286,696
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	410,000	415,769
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,245,000	1,103,558
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	900,000	879,215
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	153,587
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	252,000	231,317
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	490,000	488,214
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	110,000	113,300
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,272,000	1,192,158
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	680,000	680,489
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	360,000	361,389
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	85,000	85,480
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	340,000	328,948
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	807,000	899,673
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	442,000	441,854
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	312,000	282,795
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	380,000	384,646
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	196,011
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	265,000	240,568
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	449,000	429,517
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	421,000	406,152
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	195,000	201,046
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	504,000	499,854
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	85,000	91,362
Athene Global Funding 144A notes 5.526%, 7/11/31	360,000	365,426
Athene Global Funding 144A notes 5.349%, 7/9/27	540,000	547,452
Athene Global Funding 144A notes 1.985%, 8/19/28	905,000	825,017
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	203,078
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	396,602
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,210,199
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	600,000	601,080

24
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	$2,328,000	$2,244,409
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	672,000	603,468
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,112,000	1,896,214
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.321%, 9/15/26	125,000	125,797
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,572,000	1,633,598
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	555,000	550,133
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	310,000	307,903
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	230,000	232,596
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	812,000	521,586
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	176,000	155,960
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	270,000	225,474
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	193,000	186,048
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	375,000	322,782
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	198,951
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,000,000	1,009,157
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	280,000	287,288
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,934,000	1,587,258
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,674,000	2,616,317
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	609,000	601,726
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	415,000	352,240
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	776,000	772,520
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	210,406
CNO Global Funding 144A notes 4.95%, 9/9/29	378,000	379,713
CNO Global Funding 144A notes 4.875%, 12/10/27	240,000	240,640
CNO Global Funding 144A notes 2.65%, 1/6/29	304,000	281,257
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	525,000	536,512
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	402,000	388,865
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	315,000	320,317
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	110,000	116,589
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	241,377
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,491,000	1,453,687
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	137,149
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	200,000	209,714
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	240,000	247,707
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,124,000	1,126,333
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,137,000	1,181,559
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	220,000	212,589
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	210,000	231,561
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32	385,000	376,509
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	513,000	504,870
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	85,000	87,155
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	336,000	291,128
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	148,000	148,562
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,554,000	2,519,371
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	220,000	225,772
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	265,000	273,129
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	781,000	643,826
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	345,000	352,043
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	297,000	241,715
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	182,000	180,528
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	595,000	585,886
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	405,000	405,883
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	305,000	324,877
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	110,000	115,632
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	245,000	262,599
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	368,000	343,946
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	127,000	124,479
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	140,000	138,166
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	360,000	368,567
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,616,000	2,566,406
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,198,000	1,231,462

Dynamic Asset Allocation Balanced Fund
25

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Financials cont.
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	$1,000,000	$909,687
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	340,000	307,908
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	64,852
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	245,000	238,790
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	445,000	444,103
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	377,000	398,687
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	401,000	402,749
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	45,000	46,899
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	30,000	31,043
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	138,000	136,184
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	393,000	391,784
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	329,428
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	575,000	571,769
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	680,000	689,446
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	2,599,000	2,542,744
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	817,000	808,269
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	150,000	147,178
Morgan Stanley Bank NA sr. unsec. notes 5.016%, 1/12/29	905,000	916,042
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32	500,000	509,727
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	203,000	207,847
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	63,000	64,642
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	240,000	249,514
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	550,000	550,313
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	395,000	399,212
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	305,000	261,388
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	230,000	234,220
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	230,000	231,563
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	315,000	299,927
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29	530,000	511,991
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	1,380,000	1,315,711
Power Finance Corp., Ltd. sr. unsec. notes Ser. REGS, 3.95%, 4/23/30 (India)	350,000	332,673
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	460,000	480,297
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	236,000	210,871
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	106,000	101,425
Protective Life Global Funding 144A 5.467%, 12/8/28	435,000	447,599
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	70,000	71,729
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	265,000	264,736
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)	1,300,000	1,316,426
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	965,000	945,759
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	540,000	528,721
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	640,000	638,857
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30	340,000	347,109
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,227,000	1,019,582
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	381,000	381,843
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	342,000	334,129
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,375,000	1,368,594
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	455,000	463,339
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	395,000	384,169
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31 R	615,000	607,012
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	658,000	658,468
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	263,000	257,492
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	3,684,000	3,306,453
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	340,000	349,312
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	429,000	428,834
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)	78,000	76,400
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	359,000	265,577
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30	80,000	78,639
		81,665,114

26
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Health care (1.0%)
1261229 BC, Ltd. 144A sr. notes 10.00%, 4/15/32 (Canada)		$200,000	$198,991
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		510,000	516,565
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		512,000	437,773
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		230,000	224,318
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		36,000	35,341
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		75,000	76,730
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		740,000	753,431
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	333,305
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		145,000	150,619
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	187,706
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		731,000	667,356
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		565,000	574,920
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	179,494
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		200,000	197,284
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		145,000	138,580
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	109,399
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	280,918
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		215,000	219,033
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		195,000	197,026
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		115,000	114,781
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		253,000	227,126
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		14,691	14,804
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		222,852	215,541
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		580,000	583,715
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	239,525
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		261,000	240,118
Eli Lilly and Co. sr. unsec. unsub. notes 4.75%, 2/12/30		562,000	570,763
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		120,000	125,253
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		230,000	236,212
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		480,000	481,614
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	620,000	618,124
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$116,000	115,645
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	235,045
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		700,000	711,222
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	737,005
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		310,000	316,570
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		186,000	185,887
Insulet Corp. 144A sr. unsec. notes 6.50%, 4/1/33		85,000	86,458
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		450,000	427,048
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		255,000	238,532
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		145,000	139,238
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	636,571
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		994,000	832,287
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		171,000	162,481
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		1,441,000	1,425,813
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		131,000	131,341
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,013,718
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		520,000	523,604
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		100,000	89,194
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	478,258
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	179,187
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	298,988
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	420,000	454,071
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$200,000	223,156
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,373
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		465,000	454,736
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		512,000	419,831

Dynamic Asset Allocation Balanced Fund
27

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Health care cont.
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	$565,000	$532,076
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	242,000	234,077
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	160,000	140,749
		20,784,526
Technology (0.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	145,000	141,698
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	1,550,000	1,376,192
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	556,000	466,670
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	68,000	69,080
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	347,000	353,395
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	783,000	774,579
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	2,010,000	1,955,973
Broadcom, Inc. sr. unsec. notes 5.05%, 4/15/30	275,000	278,744
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	545,000	552,708
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	107,000	87,872
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29	505,000	500,107
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	140,000	139,727
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	240,000	233,473
CommScope, LLC 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	490,000	434,072
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	200,000	201,869
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	265,000	244,652
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	210,000	199,939
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	105,000	102,334
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	210,000	207,919
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	835,000	826,176
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	240,000	228,118
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	620,000	549,274
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	431,000	422,603
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	249,000	230,551
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	412,000	319,903
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	418,000	374,351
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,759,000	1,334,720
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	199,000	190,225
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	215,000	202,903
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	90,000	80,924
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	674,000	569,018
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33	595,000	595,493
Synopsys, Inc. sr. unsec. notes 4.85%, 4/1/30	510,000	513,466
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	355,000	327,498
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	295,000	299,476
		15,385,702
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	230,000	225,255
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	95,833	95,644
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	425,000	416,449
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	446,000	372,809
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29	160,000	161,862
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	216,000	211,635
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	255,000	253,837
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	595,000	599,002
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	203,900
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	917,000	930,522
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	85,233
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	325,000	327,113
		3,883,261
Utilities and power (1.1%)
AES Andes SA 144A sr. unsec. notes 6.25%, 3/14/32 (Chile)	210,000	211,556
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28	230,000	234,061
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	320,000	311,265

28
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Utilities and power cont.
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	$481,000	$411,372
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	220,000	222,134
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,094,000	1,083,026
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	181,000	155,528
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)	265,000	257,252
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	155,000	148,107
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)	400,000	329,714
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	139,940
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	216,259
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	340,000	349,300
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	781,000	602,292
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	416,000	403,599
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	210,000	231,338
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	427,000	415,085
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	225,441
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	130,000	131,866
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	835,000	861,631
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	815,000	683,440
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	122,000	121,411
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,308,000	1,237,275
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	86,000	87,341
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	113,000	112,740
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,375,000	1,361,622
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	169,000	168,322
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	680,000	690,436
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	75,000	76,656
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	265,000	252,397
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	580,000	663,761
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	410,000	413,537
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.45%, 3/15/35	1,645,000	1,660,392
NiSource, Inc. sr. unsec. unsub. bonds 5.85%, 4/1/55	320,000	318,378
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	255,000	251,249
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	215,000	237,376
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	169,393
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	587,455
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	99,000	92,889
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,000,000	1,033,511
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	670,000	679,429
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	325,000	328,482
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	150,000	147,803
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	300,000	288,320
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	163,494
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	258,000	247,516
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34	250,000	247,023
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	425,000	438,434
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	1,595,000	1,553,606
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	95,000	97,811
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	190,000	192,555
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	415,000	419,726
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	387,000	374,802
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	150,000	153,014
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	155,000	152,736
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	225,000	235,830
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	340,000	329,661
		23,210,589
Total corporate bonds and notes (cost $280,599,893)		$270,887,422

Dynamic Asset Allocation Balanced Fund
29

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.4%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$529,082	$552,764
5.50%, TBA, 4/1/55	2,000,000	2,004,423
5.50%, with due dates from 6/20/53 to 7/20/53	3,476,953	3,530,993
5.00%, TBA, 4/1/55	5,000,000	4,918,491
4.50%, TBA, 4/1/55	10,000,000	9,595,313
4.50%, with due dates from 5/15/47 to 5/20/49	328,168	318,056
4.00%, TBA, 4/1/55	3,000,000	2,808,607
3.00%, TBA, 4/1/55	11,000,000	9,744,460
3.00%, with due dates from 8/20/49 to 1/20/54	27,665,874	24,582,534
		58,055,641
U.S. Government Agency Mortgage Obligations (7.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	278,781	288,428
6.00%, 5/1/53	876,406	896,523
5.50%, 5/1/53	948,426	953,952
4.00%, 9/1/45	110,844	105,675
3.00%, 1/1/48	7,783,605	6,863,402
2.50%, with due dates from 8/1/50 to 8/1/51	4,215,876	3,523,408
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	2,830,935	2,928,988
5.28%, 12/1/28	294,000	303,033
4.00%, 1/1/57	634,928	593,745
3.50%, with due dates from 6/1/56 to 2/1/57	4,937,002	4,450,301
3.50%, 4/1/52	2,291,929	2,090,154
3.00%, with due dates from 4/1/46 to 4/1/52	10,629,459	9,391,489
2.73%, 9/1/29	369,483	346,056
2.50%, with due dates from 7/1/50 to 8/1/51	20,910,691	17,571,920
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/55	9,000,000	9,281,482
5.00%, TBA, 4/1/55	34,000,000	33,327,028
4.00%, TBA, 4/1/55	4,000,000	3,727,474
3.50%, TBA, 4/1/55	14,000,000	12,627,410
2.50%, TBA, 4/1/55	40,000,000	33,266,808
2.50%, TBA, 4/1/40	19,000,000	17,581,599
		160,118,875
Total U.S. government and agency mortgage obligations (cost $226,753,466)		$218,174,516
MORTGAGE-BACKED SECURITIES (3.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.834%, 4/15/37	$25,649	$29,431
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,575,138	456,809
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.49%, 10/25/53	469,819	473,187
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,847,328	876,251
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,267,002	1,337,871
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	4,680,178	935,762
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,954,729	835,710
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,001,058	818,769
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,229,852	814,820
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,956,717	548,603
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.587%, 4/15/44	4,330,860	430,089
REMICs Ser. 3391, PO, zero %, 4/15/37	1,971	1,703
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,478	3,024
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,573,318	637,844
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	6,783,508	1,147,173
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	6,182,215	649,016
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,167,112	796,218

30
Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	$5,545	$4,636
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	725	601
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, (US 30 Day Average SOFR + 1.15%), 5.494%, 4/20/51	646,662	657,176
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,112,478	628,146
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	6,015,706	968,292
FRB Ser. 16-H16, Class LI, IO, 3.335%, 7/20/66 W	5,411,451	219,034
Ser. 15-H26, Class EI, IO, 1.778%, 10/20/65 W	909,749	29,818
		13,299,983
Commercial mortgage-backed securities (1.1%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.931%, 5/15/53 W	5,106,225	191,727
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.514%, 11/17/38 (Cayman Islands)	59,824	59,714
BANK FRB Ser. 20-BN26, Class XA, IO, 1.196%, 3/15/63 W	2,609,595	115,715
Bank5 FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57 W	7,539,690	371,301
Barclays Commercial Mortgage Trust
Ser. 19-C5, Class C, 3.71%, 11/15/52	473,000	416,887
FRB Ser. 19-C4, Class XA, IO, 1.518%, 8/15/52 W	9,936,522	514,044
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.582%, 2/15/54 W	2,686,900	189,990
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.781%, 12/16/36 (Cayman Islands)	527,942	528,398
Benchmark Mortgage Trust
FRB Ser. 20-B22, Class XA, IO, 1.503%, 1/15/54 W	2,592,372	177,524
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57 W	5,153,838	257,852
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.484%, 5/15/38 (Cayman Islands)	602,659	597,777
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	169,000	159,937
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	48,092	46,252
Citigroup Commercial Mortgage Trust Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	762,692
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47 W	392,000	360,420
FRB Ser. 13-CR13, Class C, 4.646%, 11/10/46 W	126,429	117,501
FRB Ser. 14-CR20, Class C, 4.541%, 11/10/47 W	845,020	814,803
FRB Ser. 14-UBS6, Class C, 4.361%, 12/10/47 W	227,293	223,919
FRB Ser. 15-LC21, Class B, 4.327%, 7/10/48 W	496,000	490,172
FRB Ser. 15-LC19, Class C, 4.216%, 2/10/48 W	731,000	705,481
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	211,882	209,315
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	334,652	319,997
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	297,000	290,615
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	227,419	227,165
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47 W	442,000	362,139
FRB Ser. 13-CR13, Class D, 4.646%, 11/10/46 W	537,000	326,770
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	2,901,367	396
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	375,000	364,147
FRB Ser. 15-C1, Class C, 3.96%, 4/15/50 W	538,000	490,278
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	399,000	386,705
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	577,000	571,553
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	690,478	685,220
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	536,498
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53 W	10,347,727	413,501
FRB Ser. 21-C20, Class XA, IO, 0.991%, 3/15/54 W	3,855,842	169,567
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44 W	848,207	816,098
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.96%, 10/25/48 W	682,000	676,803
GS Mortgage Securities Trust
FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52 W	7,647,421	255,167
FRB Ser. 14-GC22, Class XA, IO, 0.496%, 6/10/47 W	849,799	4,866
FRB Ser. 14-GC24, Class XA, IO, 0.305%, 9/10/47 W	753,538	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class B, 4.484%, 2/15/47 W	484,910	469,319
FRB Ser. 14-C23, Class B, 4.466%, 9/15/47 W	322,000	310,160

Dynamic Asset Allocation Balanced Fund
31

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.466%, 9/15/47 W	$700,400	$657,574
FRB Ser. 13-C12, Class C, 3.86%, 7/15/45 W	311,382	298,505
FRB Ser. 15-C33, Class XA, IO, 0.885%, 12/15/48 W	4,342,747	14,500
FRB Ser. 14-C25, Class XA, IO, 0.426%, 11/15/47 W	1,247,593	12
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.767%, 2/17/39	300,627	300,049
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	846,000	819,693
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.531%, 7/16/36 (Cayman Islands)	411,873	411,889
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48 W	375,000	366,631
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	520,000	450,205
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46 W	666,583	623,271
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.804%, 5/15/46 W	316,000	287,645
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	335,000	328,418
FRB Ser. 16-BNK2, Class C, 3.877%, 11/15/49 W	148,000	123,705
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	417,718	32
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.318%, 11/15/48 W	21,848	52
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-C33, Class B, 4.506%, 3/15/59 W	596,000	587,518
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57 W	8,896,973	344,622
FRB Ser. 16-LC25, Class XA, IO, 0.816%, 12/15/59 W	9,406,007	94,797
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.822%, 7/15/46 W	312,000	177,375
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.293%, 10/15/57 W	206,000	192,454
FRB Ser. 13-C11, Class C, 3.75%, 3/15/45 W	1,149,000	1,094,174
FRB Ser. 13-C14, Class XA, IO, 0.317%, 6/15/46 W	209,175	2
FRB Ser. 14-C22, Class XA, IO, 0.253%, 9/15/57 W	2,500,829	393
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.464%, 3/15/44 (In default) † W	257,304	105,986
FRB Ser. 13-C15, Class D, 4.206%, 8/15/46 W	434,844	199,098
		22,466,993
Residential mortgage-backed securities (non-agency) (1.3%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	249,631	254,804
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	1,057,492	624,610
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	447,252	444,640
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	58,125	56,833
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	93,523	88,881
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.035%, 9/25/45	63,915	59,814
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	170,055	171,411
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.34%, 8/25/69	336,790	333,946
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	500,000	479,887
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.194%, 5/25/35 W	95,368	93,938
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.575%, 6/25/46	342,532	332,495
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.094%, 11/20/35	149,225	145,424
FRB Ser. 06-24CB, Class A19, (CME Term SOFR 1 Month + 0.61%), 4.935%, 8/25/36	344,269	142,766
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.86%, 12/25/35	749,647	473,516
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	697,347	602,345
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.614%, 2/20/47	374,529	301,126
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	196,871	199,141
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 4.193%, 7/27/61 W	202,970	202,376
Ser. 21-RPL4, Class A1, 4.102%, 12/27/60 W	224,986	224,387
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.154%, 4/25/28	223,370	227,419

32
Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.04%, 9/25/42	$24,000	$25,256
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.29%, 6/25/42	453,100	462,441
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.24%, 4/25/42	24,000	24,697
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.99%, 7/25/42	600,030	612,265
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.64%, 8/25/42	216,055	220,072
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.54%, 5/25/42	231,285	234,392
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.49%, 9/25/42	46,356	46,765
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.44%, 3/25/42	16,219	16,327
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.436%, 3/25/43	145,663	147,638
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 6/25/43	65,773	66,083
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 4/25/42	88,419	89,098
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	82,357	83,238
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	71,698	72,302
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.14%, 11/25/41	714,000	717,654
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 1/25/34	57,355	57,478
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.84%, 10/25/41	299,487	299,747
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.69%, 2/25/44	94,370	94,624
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.64%, 2/25/42	153,083	153,162
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.59%, 5/25/44	98,735	98,876
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.29%, 1/25/45	1,009,088	1,007,298
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.29%, 12/25/41	73,672	73,455
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.404%, 8/25/28	207,043	214,936
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.204%, 8/25/28	276,441	287,694
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.454%, 9/25/28	135,738	138,802
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.354%, 10/25/28	38,435	39,832
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.154%, 4/25/28	590,630	605,494
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 8.904%, 1/25/29	416,631	429,166
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 8.804%, 5/25/29	297,078	308,794
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 4/25/29	204,447	211,420
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 1/25/29	508,220	522,648
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.104%, 9/25/29	95,000	98,200

Dynamic Asset Allocation Balanced Fund
33

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.004%, 7/25/29	$242,576	$248,949
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.254%, 2/25/30	94,272	97,160
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.104%, 2/25/30	10,890	10,921
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.804%, 1/25/31	159,434	162,347
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.654%, 8/25/30	11,387	11,566
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.84%, 3/25/42	104,000	107,930
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.44%, 3/25/42	102,000	105,270
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 4/25/42	901,000	924,663
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 1/25/42	450,000	459,359
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.286%, 6/25/42	231,200	238,568
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.09%, 5/25/42	120,438	123,021
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.89%, 7/25/42	168,186	172,386
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.836%, 9/25/42	127,666	129,576
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.736%, 12/25/42	38,034	38,847
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.64%, 1/25/43	76,677	78,300
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.604%, 11/25/39	19,127	19,169
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.44%, 3/25/42	338,881	344,045
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.34%, 3/25/42	242,050	244,396
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.286%, 9/25/43	27,566	27,731
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.24%, 4/25/42	42,330	42,504
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.24%, 12/25/41	212,000	213,982
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.04%, 7/25/43	51,412	51,584
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 12/25/41	234,000	234,768
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.54%, 1/25/42	226,318	226,628
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.49%, 9/25/44	271,920	271,787
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 2/25/45	770,763	770,688
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 3/25/44	36,285	36,249
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.44%, 5/25/44	75,519	75,417
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.44%, 2/25/44	7,077	7,070
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.436%, 1/25/45	267,757	267,377
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.39%, 9/25/44	60,209	60,111

34
Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.34%, 7/25/44	$18,238	$18,217
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.34%, 12/25/41	79,885	79,752
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1A1, (US 30 Day Average SOFR + 1.00%), 5.336%, 2/25/45	237,034	236,973
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.286%, 1/25/45	248,590	247,771
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.24%, 11/25/41	8,030	8,026
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.19%, 12/25/41	3,162	3,155
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	420,517	399,566
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	138,998	139,025
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.044%, 3/20/54	136,790	137,697
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	298,237	300,627
FRB Ser. 25-2, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 7/25/55	411,126	411,382
FRB Ser. 25-1, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 6/25/55	256,169	255,380
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 3/25/55	243,289	243,931
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.235%, 2/25/34	325,640	325,204
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	137,299	139,077
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	501,238	503,115
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.26%, 8/25/34	123,864	120,162
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.864%, 8/26/47 W	47,966	47,921
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.335%, 1/25/48	141,654	138,450
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.485%, 10/25/34	166,069	163,987
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.802%, 7/25/54	525,814	524,603
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	1,315,541	1,340,544
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	676,215	669,196
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	214,000	204,564
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65 W	757,000	678,051
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.285%, 5/25/47	441,231	353,024
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	282,000	263,902
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.395%, 7/25/45	125,750	126,086
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 5.235%, 8/25/45	98,117	97,817
FRB Ser. 07-HY2, Class 1A1, 4.313%, 12/25/36 W	292,032	264,223
		27,163,410
Total mortgage-backed securities (cost $61,704,982)		$62,930,386
COLLATERALIZED LOAN OBLIGATIONS (1.1%)*	Principal amount	Value
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/20/37 (Cayman Islands)	$350,000	$350,588
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	370,000	370,957
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 5.858%, 4/16/37 (Jersey)	339,000	339,674
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	500,000	500,585
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	450,000	451,568
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 5.802%, 11/22/34 (Cayman Islands)	454,000	454,227
Cathedral Lake VIII, Ltd. 144A FRB Ser. 21-8A, Class A1, (CME Term SOFR 3 Month + 1.48%), 5.775%, 1/20/35 (Cayman Islands)	690,000	689,588

Dynamic Asset Allocation Balanced Fund
35

COLLATERALIZED LOAN OBLIGATIONS (1.1%)* cont.	Principal amount	Value
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	$309,000	$309,400
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.657%, 10/24/37 (Cayman Islands)	400,000	400,408
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 5.714%, 7/15/36 (Cayman Islands)	690,000	690,797
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 7/23/37 (Cayman Islands)	550,000	550,256
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	350,000	350,169
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.653%, 10/21/37 (Jersey)	670,000	669,625
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	400,000	400,370
Elevation CLO, Ltd. 144A FRB Ser. 25-10A, Class AR, (CME Term SOFR 3 Month + 0.92%), 5.242%, 10/20/31 (Cayman Islands)	516,000	515,611
Elevation CLO, Ltd. 144A FRB Ser. 25-13A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 5.377%, 7/15/34 (Cayman Islands)	615,000	615,287
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.555%, 7/20/30	300,000	301,097
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/18/37	422,000	422,786
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 10/21/37 (Cayman Islands)	350,000	351,692
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	425,000	426,268
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	500,000	502,116
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 5.753%, 4/18/37 (Cayman Islands)	250,000	250,625
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	300,000	300,823
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1R, (CME Term SOFR 3 Month + 1.48%), 5.767%, 7/30/37 (Cayman Islands)	274,000	274,653
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 5.775%, 4/20/34 (Cayman Islands)	250,000	250,144
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	300,000	300,366
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	550,000	550,319
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 5.802%, 7/25/34 (Cayman Islands)	400,000	400,259
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	310,000	310,655
KKR CLO 54, Ltd. 144A FRB Ser. 24-54A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.641%, 1/15/38 (Cayman Islands)	364,000	363,306
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.558%, 7/16/36 (Cayman Islands)	400,000	401,704
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.668%, 7/16/37	380,000	381,719
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	774,000	775,742
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 5.943%, 10/20/36 (Cayman Islands)	400,000	400,928
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.854%, 1/15/35 (Cayman Islands)	250,000	250,158
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 5.69%, 7/22/38 (Cayman Islands)	500,000	500,233
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	272,000	273,358
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 5.753%, 7/20/37 (Cayman Islands)	526,000	527,121
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	650,000	651,179
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 5.945%, 1/20/34 (Cayman Islands)	475,000	475,477
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	500,000	500,661

36
Dynamic Asset Allocation Balanced Fund

COLLATERALIZED LOAN OBLIGATIONS (1.1%)* cont.	Principal amount	Value
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.692%, 7/15/39 (Cayman Islands)	$350,000	$349,660
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.355%, 7/20/34 (Cayman Islands)	350,000	350,494
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.85%, 4/25/37 (Cayman Islands)	250,000	250,625
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	508,000	508,254
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	450,000	450,303
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	601,000	596,793
Symphony CLO XXXII, Ltd. 144A FRB Ser. 22-32A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.61%, 4/23/35 (Cayman Islands)	250,000	250,260
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.214%, 7/15/34 (Cayman Islands)	400,000	400,228
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/21/34 (Cayman Islands)	500,000	500,380
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	300,000	300,182
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.744%, 7/15/32 (Cayman Islands)	261,783	261,990
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 5.943%, 4/20/37 (Jersey)	350,000	350,743
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	360,000	359,743
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	250,000	250,731
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	500,000	500,687
Total collateralized loan obligations (cost $23,415,096)		$23,483,572
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	360,000	$321,144
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$446,000	413,108
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.75%, 9/12/31 (Brazil)		630,000	563,058
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		100,000	96,827
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	243,000	149,837
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$200,000	203,340
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		210,000	211,785
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	357,012
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		750,000	608,325
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		310,000	276,412
Dominican Republic (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	263,493
Dominican Republic (Republic of) 144A sr. unsec. bonds 6.95%, 3/15/37 (Dominican Republic)		320,000	323,520
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		460,000	463,680
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		350,000	368,489
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		330,000	329,030
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		650,000	648,408
Kazakhstan (Republic of) sr. unsec. bonds Ser. REGS, 4.714%, 4/9/35 (Kazakhstan)		370,000	360,175
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		500,000	517,900
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	199,100
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	242,820
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	176,750
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		750,000	659,363
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		450,000	463,188
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	199,976
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	310,000	310,526
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		$510,000	490,829
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		287,000	282,054
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)		300,000	285,573
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		820,000	691,918
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		675,000	793,125
Total foreign government and agency bonds and notes (cost $11,262,614)			$11,270,765

Dynamic Asset Allocation Balanced Fund
37

SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.175%, 11/23/27	$213,215	$197,997
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.324%, 4/30/28	93,818	86,665
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.862%, 3/15/30	183,529	175,500
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	149,204	136,398
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	257,010	256,795
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	93,817	93,993
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	239,400	238,951
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/23/29	202,780	179,334
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 9/22/28	49,362	48,961
		1,414,594
Capital goods (0.1%)
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32	137,215	135,385
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.189%, 10/4/28	154,142	144,004
Filtration Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 12/26/28	95,000	95,038
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	73,262	72,543
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	225,605	225,281
Vertiv Group Corp. bank term loan FRN Class B2, (CME Term SOFR 1 Month + 1.75%), 6.073%, 3/2/27	385,717	385,170
		1,057,421
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.825%, 9/13/29	138,600	122,509
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	277,860	274,317
		396,826
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.439%, 8/21/28	78,804	78,420
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31	44,775	44,419
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29	227,528	224,354
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	243,158	222,541
Great Canadian Gaming Corp. bank term loan FRN Class B, (CME Term SOFR 3 Month + 4.75%), 9.053%, 11/1/29	141,712	139,985
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 5/30/31	108,895	100,837
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28	136,702	134,851
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	114,135	113,612
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29	222,672	216,429
		1,275,448
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.175%, 11/18/29	75,232	75,119
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28	161,002	160,177
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30	75,457	75,148
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/27/28	195,238	195,775
		506,219
Health care (—%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 6.25%), 10.572%, 9/25/30 (Canada)	150,000	144,563
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27	217,409	216,918
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 4/23/31	253,725	251,885
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28	125,930	125,834
		739,200
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	43,905	43,555
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.075%, 5/8/31	164,175	164,073
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	183,613	170,673
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.575%, 10/5/28	182,160	181,933
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	29,775	29,745
		589,979
Transportation (—%)
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	176,583	174,776
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	162,007	161,862
		336,638
Total senior loans (cost $6,431,794)		$6,316,325

38
Dynamic Asset Allocation Balanced Fund

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	$950,000	$954,426
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 8/4/25	955,000	955,244
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	950,000	950,735
Total asset-backed securities (cost $2,855,000)		$2,860,405
INVESTMENT COMPANIES (0.1%)*	Shares	Value
iShares Russell 1000 Value ETF	9,379	$1,764,753
Total investment companies (cost $1,746,642)		$1,764,753
CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$192,000	$178,896
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	125,000	173,998
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	239,000	249,516
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	110,000	74,085
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	166,000	198,287
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	100,000	101,916
Total convertible bonds and notes (cost $959,448)		$976,698
CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	2,332	$170,446
Boeing Co. (The) $3.00 cv. pfd.	5,386	322,244
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	2,062	98,440
PG&E Corp. $3.00 cv. pfd.	2,928	130,999
Total convertible preferred stocks (cost $635,405)		$722,129
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$37,371,168	$66,807	$7,989
Total purchased options outstanding (cost $276,581)				$7,989
SHORT-TERM INVESTMENTS (8.5%)*	Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 4.460%, 7/2/25	$5,000,000	$4,943,385
GTA Funding, LLC asset-backed commercial paper 4.398%, 7/18/25	5,000,000	4,934,069
ING US Funding, LLC commercial paper 4.412%, 8/28/25	5,000,000	4,910,941
Putnam Short Term Investment Fund Class P 4.53% L	Shares 125,399,618	125,399,618
Sheffield Receivables Co., LLC asset-backed commercial paper 4.405%, 6/4/25 (United Kingdom)	$9,200,000	9,127,560
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares 533,000	533,000
Sumitomo Mitsui Banking Corp./New York commercial paper 4.372%, 4/24/25	$6,000,000	5,982,693
U.S. Treasury Bills 4.312%, 4/8/25 # Δ Ф	17,900,000	17,885,239
U.S. Treasury Bills 4.298%, 4/22/25 # Δ	3,300,000	3,291,829
Total short-term investments (cost $177,010,980)		$177,008,334
TOTAL INVESTMENTS
Total investments (cost $1,748,431,745)	$2,223,812,934
Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
USD /$	United States Dollar
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
Dynamic Asset Allocation Balanced Fund
39

FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,091,509,246.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $14,768,543 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $545,287 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $101,908 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $76,177,039) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Sell	4/16/25	$207,911	$213,778	$5,867
	British Pound	Sell	6/18/25	1,438,258	1,426,035	(12,223)
	Canadian Dollar	Sell	4/16/25	166,203	166,371	168
	Danish Krone	Sell	6/18/25	457,587	454,706	(2,881)
	Euro	Sell	6/18/25	1,067,402	1,058,259	(9,143)
	Hong Kong Dollar	Sell	5/21/25	658,366	658,352	(14)
	Japanese Yen	Buy	5/21/25	901,998	904,497	(2,499)
	Swedish Krona	Buy	6/18/25	47,431	47,255	176

40
Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $76,177,039) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
	Australian Dollar	Buy	4/16/25	$113,924	$112,257	$1,667
	British Pound	Buy	6/18/25	869,672	872,605	(2,933)
	Euro	Sell	6/18/25	2,298,676	2,286,888	(11,788)
	Israeli Shekel	Sell	4/16/25	46,597	48,860	2,263
	Japanese Yen	Sell	5/21/25	107,819	108,192	373
	Swedish Krona	Buy	6/18/25	574,838	572,510	2,328
	Swiss Franc	Buy	6/18/25	65,018	64,905	113
Citibank, N.A.
	Danish Krone	Sell	6/18/25	248,939	244,213	(4,726)
	Euro	Sell	6/18/25	1,269,501	1,258,634	(10,867)
	Hong Kong Dollar	Sell	5/21/25	37,021	37,022	1
	Israeli Shekel	Buy	4/16/25	8,905	9,032	(127)
Goldman Sachs International
	Euro	Sell	6/18/25	128,470	127,401	(1,069)
	Hong Kong Dollar	Sell	5/21/25	135,523	135,700	177
	Japanese Yen	Sell	5/21/25	3,143,190	3,212,263	69,073
	Swiss Franc	Buy	6/18/25	688,504	687,385	1,119
HSBC Bank PLC
	British Pound	Sell	6/18/25	3,909,325	3,880,116	(29,209)
	Danish Krone	Sell	6/18/25	559,173	556,013	(3,160)
	Euro	Sell	6/18/25	1,266,026	1,257,415	(8,611)
	Hong Kong Dollar	Sell	5/21/25	219,807	219,922	115
	Singapore Dollar	Buy	5/21/25	277,676	276,858	818
	Swedish Krona	Buy	6/18/25	764,432	761,376	3,056
	Swiss Franc	Buy	6/18/25	538,735	537,503	1,232
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/18/25	615,732	611,152	(4,580)
	Canadian Dollar	Sell	4/16/25	890,334	890,984	650
	Euro	Sell	6/18/25	339,257	336,297	(2,960)
	Japanese Yen	Buy	5/21/25	117,477	115,850	1,627
	Norwegian Krone	Sell	6/18/25	882,252	855,459	(26,793)
	Singapore Dollar	Buy	5/21/25	931,906	929,025	2,881
	Swedish Krona	Buy	6/18/25	2,190,362	2,181,146	9,216
	Swiss Franc	Buy	6/18/25	623,258	622,184	1,074
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/16/25	534,745	526,978	7,767
	British Pound	Sell	6/18/25	2,856,110	2,838,267	(17,843)
	Canadian Dollar	Buy	4/16/25	373,575	378,551	(4,976)
	Danish Krone	Sell	6/18/25	331,690	326,008	(5,682)
	Euro	Sell	6/18/25	6,530,383	6,503,090	(27,293)
	Hong Kong Dollar	Sell	5/21/25	88,839	88,886	47
	Japanese Yen	Buy	5/21/25	2,157,289	2,160,844	(3,555)
	Singapore Dollar	Buy	5/21/25	101,191	100,873	318
	Swiss Franc	Buy	6/18/25	1,624,191	1,625,710	(1,519)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/25	1,890,510	1,863,054	27,456
	British Pound	Sell	6/18/25	2,627,874	2,607,976	(19,898)
	Canadian Dollar	Buy	4/16/25	185,536	185,682	(146)
	Euro	Sell	6/18/25	1,186,207	1,196,417	10,210
	Hong Kong Dollar	Buy	5/21/25	112,349	112,946	(597)
	Japanese Yen	Sell	5/21/25	672,526	661,977	(10,549)
	Singapore Dollar	Buy	5/21/25	1,706,057	1,700,775	5,282
	Swedish Krona	Buy	6/18/25	303,994	302,774	1,220
	Swiss Franc	Buy	6/18/25	2,846,413	2,844,692	1,721

Dynamic Asset Allocation Balanced Fund
41

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $76,177,039) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Toronto-Dominion Bank
		Swedish Krona	Buy	6/18/25	$1,395,767	$1,390,322	$5,445
	UBS AG
		Australian Dollar	Buy	4/16/25	326,458	321,667	4,791
		British Pound	Sell	6/18/25	4,345,906	4,316,607	(29,299)
		Canadian Dollar	Sell	4/16/25	4,818,153	4,821,570	3,417
		Danish Krone	Sell	6/18/25	148,838	147,926	(912)
		Euro	Sell	6/18/25	10,316	10,226	(90)
		Israeli Shekel	Buy	4/16/25	310,677	315,115	(4,438)
		Japanese Yen	Buy	5/21/25	3,825,756	3,773,926	51,830
		Swiss Franc	Buy	6/18/25	1,148,991	1,147,136	1,855
	WestPac Banking Corp.
		Australian Dollar	Buy	4/16/25	5,073,669	4,998,726	74,943
		Euro	Sell	6/18/25	171,367	169,898	(1,469)
	Unrealized appreciation						300,296
	Unrealized (depreciation)						(261,849)
	Total						$38,447
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	4	$480,164	$483,260	Jun-25	$(14,372)
Russell 2000 Index E-Mini (Long)	5	502,978	506,775	Jun-25	(184)
S&P 500 Index E-Mini (Long)	64	17,957,920	18,090,400	Jun-25	(124,121)
S&P 500 Index E-Mini (Short)	703	197,256,528	198,711,738	Jun-25	1,347,520
S&P Mid Cap 400 Index E-Mini (Long)	1	291,922	293,860	Jun-25	(1,222)
U.S. Treasury Bond 30 yr (Long)	370	43,394,063	43,394,063	Jun-25	408,743
U.S. Treasury Bond Ultra 30 yr (Long)	282	34,474,500	34,474,500	Jun-25	292,502
U.S. Treasury Note 2 yr (Long)	522	108,143,719	108,143,719	Jun-25	451,620
U.S. Treasury Note 5 yr (Long)	771	83,388,469	83,388,469	Jun-25	890,297
U.S. Treasury Note 10 yr (Long)	403	44,821,156	44,821,157	Jun-25	553,788
U.S. Treasury Note Ultra 10 yr (Short)	10	1,141,250	1,141,250	Jun-25	(14,392)
Unrealized appreciation					3,944,470
Unrealized (depreciation)					(154,291)
Total					$3,790,179
WRITTEN OPTIONS OUTSTANDING at 3/31/25 (premiums $186,392) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$37,371,168	$66,807	$5,253
Total				$5,253
TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $21,636,289) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/55	$7,000,000	4/14/25	$6,991,789
Uniform Mortgage-Backed Securities, 5.00%, 4/1/55	1,000,000	4/14/25	980,207
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	6,000,000	4/14/25	5,739,742
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	2,000,000	4/14/25	1,863,737
Uniform Mortgage-Backed Securities, 3.50%, 4/1/55	1,000,000	4/14/25	901,958
Uniform Mortgage-Backed Securities, 3.00%, 4/1/55	4,000,000	4/14/25	3,467,190
Uniform Mortgage-Backed Securities, 2.50%, 4/1/55	2,000,000	4/14/25	1,663,340
Total			$21,607,963

42
Dynamic Asset Allocation Balanced Fund

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$53,103,000	$122,243E	$(58,991)	6/18/27	US SOFR — Annually	3.75% — Annually	$63,252
	103,930,000	239,247E	114,627	6/18/27	3.75% — Annually	US SOFR — Annually	(124,620)
	10,472,000	60,109E	(32,582)	6/18/30	US SOFR — Annually	3.75% — Annually	27,527
	20,735,000	119,019E	64,102	6/18/30	3.75% — Annually	US SOFR — Annually	(54,917)
	38,040,000	294,962E	(198,318)	6/18/35	US SOFR — Annually	3.85% — Annually	96,645
	2,218,000	17,198E	(12,328)	6/18/35	3.85% — Annually	US SOFR — Annually	(29,527)
	16,281,000	183,796E	(223,279)	6/18/55	US SOFR — Annually	3.85% — Annually	(39,483)
	6,257,000	70,635E	85,356	6/18/55	3.85% — Annually	US SOFR — Annually	14,721
	Total		$(261,413)	$(46,402)
E	Extended effective date.
	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$63,984,127	$61,625,820	$—	3/26/26	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(2,375,113)
	63,937,778	62,127,239	—	3/26/26	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	1,835,627
	Goldman Sachs International
	84,100,696	83,508,357	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(580,450)
	77,709,755	77,113,959	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	572,799
	Upfront premium received		—	Unrealized appreciation			2,408,426
	Upfront premium (paid)		—	Unrealized (depreciation)			(2,955,563)
	Total	$—		Total			$(547,137)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Valero Energy Corp.	Energy	6,060	$800,308	1.30%
Unum Group	Financials	9,632	784,608	1.27%
Exelixis, Inc.	Health care	21,210	783,085	1.27%
Virtu Financial, Inc. Class A	Financials	19,989	761,963	1.24%
Ventas, Inc.	Health care	10,902	749,631	1.22%
NRG Energy, Inc.	Utilities and power	7,821	746,610	1.21%
Cheniere Energy, Inc.	Energy	3,181	736,136	1.19%
DoorDash, Inc. Class A	Consumer staples	3,981	727,696	1.18%
Equitable Holdings, Inc.	Financials	13,910	724,587	1.18%
Qualcomm, Inc.	Technology	4,691	720,592	1.17%
American International Group, Inc.	Financials	8,116	705,627	1.15%
Freeport-McMoRan, Inc.	Basic materials	18,597	704,078	1.14%
Pegasystems, Inc.	Technology	10,087	701,218	1.14%
Johnson Controls International PLC	Capital goods	8,643	692,352	1.12%
Booking Holdings, Inc.	Consumer cyclicals	150	691,442	1.12%
Allison Transmission Holdings, Inc.	Capital goods	7,193	688,190	1.12%
MGIC Investment Corp.	Financials	27,573	683,269	1.11%
General Motors Co.	Consumer cyclicals	14,170	666,396	1.08%
DocuSign, Inc.	Technology	8,134	662,119	1.07%
Regeneron Pharmaceuticals, Inc.	Health care	1,040	659,852	1.07%
Uber Technologies, Inc.	Consumer staples	9,005	656,079	1.06%
Vornado Realty Trust	Financials	17,380	642,870	1.04%
Wintrust Financial Corp.	Financials	5,710	642,189	1.04%

Dynamic Asset Allocation Balanced Fund
43

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Natera, Inc.	Health care	4,430	$626,423	1.02%
Netflix, Inc.	Consumer cyclicals	670	624,765	1.01%
Axis Capital Holdings, Ltd.	Financials	5,926	593,983	0.96%
eBay, Inc.	Technology	8,524	577,355	0.94%
State Street Corp.	Financials	6,391	572,204	0.93%
Procore Technologies, Inc.	Technology	8,501	561,218	0.91%
Autonation, Inc.	Consumer cyclicals	3,446	557,918	0.91%
Southwest Airlines Co.	Transportation	16,333	548,455	0.89%
Fair Isaac Corp.	Technology	297	547,684	0.89%
Louisiana-Pacific Corp.	Basic materials	5,813	534,698	0.87%
Constellation Energy Corp.	Utilities and power	2,640	532,230	0.86%
Cadence Design Systems, Inc.	Technology	2,087	530,833	0.86%
Cirrus Logic, Inc.	Technology	5,269	525,087	0.85%
Synchrony Financial	Financials	9,862	522,115	0.85%
Howmet Aerospace, Inc.	Capital goods	3,958	513,535	0.83%
Tapestry, Inc.	Consumer cyclicals	7,036	495,378	0.80%
Jacobs Solutions, Inc.	Capital goods	4,004	484,024	0.79%
NVR, Inc.	Consumer cyclicals	66	481,187	0.78%
Textron, Inc.	Capital goods	6,655	480,822	0.78%
Toll Brothers, Inc.	Consumer cyclicals	4,549	480,290	0.78%
O’Reilly Automotive, Inc.	Consumer cyclicals	326	466,624	0.76%
Paycom Software, Inc.	Technology	2,117	462,426	0.75%
Pure Storage, Inc. Class A	Technology	10,437	462,026	0.75%
TransUnion	Consumer cyclicals	5,383	446,713	0.72%
Boyd Gaming Corp.	Consumer cyclicals	6,631	436,499	0.71%
Meta Platforms, Inc. Class A	Technology	754	434,733	0.71%
Affiliated Managers Group, Inc.	Financials	2,585	434,416	0.70%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Chesapeake Energy Corp.	Energy	7,283	$810,796	1.31%
Take-Two Interactive Software, Inc.	Technology	3,670	760,529	1.22%
Aon PLC	Financials	1,891	754,762	1.21%
Kinsale Capital Group, Inc.	Financials	1,549	753,944	1.21%
Domino’s Pizza, Inc.	Consumer staples	1,636	751,448	1.21%
DT Midstream, Inc.	Energy	7,685	741,403	1.19%
Blue Owl Capital, Inc.	Financials	36,942	740,327	1.19%
Jack Henry & Associates, Inc.	Technology	3,831	699,594	1.13%
Tyler Technologies, Inc.	Technology	1,191	692,580	1.11%
Lithia Motors, Inc.	Consumer cyclicals	2,306	676,917	1.09%
NortonLifeLock, Inc.	Technology	25,059	665,061	1.07%
Watsco, Inc.	Consumer staples	1,295	658,386	1.06%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	3,174	652,056	1.05%
Roivant Sciences, Ltd.	Health care	63,540	641,122	1.03%
BWX Technologies, Inc.	Capital goods	6,379	629,249	1.01%
RPM International, Inc.	Basic materials	5,350	618,848	1.00%
Equifax, Inc.	Consumer cyclicals	2,322	565,629	0.91%
SoFi Technologies, Inc.	Financials	48,575	564,926	0.91%
Entegris, Inc.	Technology	6,405	560,302	0.90%
Digital Realty Trust, Inc.	Financials	3,910	560,210	0.90%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	29,531	559,899	0.90%
Fox Corp. Class B	Consumer cyclicals	10,585	557,916	0.90%
Dell Technologies, Inc. Class C	Technology	6,035	550,108	0.89%
Micron Technology, Inc.	Technology	6,279	545,579	0.88%
Texas Instruments, Inc.	Technology	2,970	533,761	0.86%

44
Dynamic Asset Allocation Balanced Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Ross Stores, Inc.	Consumer cyclicals	4,163	$531,963	0.86%
Atmos Energy Corp.	Utilities and power	3,438	531,409	0.86%
Amdocs, Ltd.	Technology	5,775	528,425	0.85%
Royal Gold, Inc.	Basic materials	2,988	488,541	0.79%
LPL Financial Holdings, Inc.	Financials	1,485	485,645	0.78%
Carnival Corp.	Consumer cyclicals	24,705	482,496	0.78%
Stanley Black & Decker, Inc.	Consumer cyclicals	6,142	472,224	0.76%
Arthur J. Gallagher & Co.	Financials	1,365	471,193	0.76%
CarMax, Inc.	Consumer cyclicals	5,966	464,892	0.75%
Nike, Inc. Class B	Consumer cyclicals	7,299	463,309	0.75%
D.R. Horton, Inc.	Consumer cyclicals	3,625	460,783	0.74%
Healthcare Realty Trust, Inc.	Financials	27,107	458,114	0.74%
Generac Holdings, Inc.	Capital goods	3,571	452,297	0.73%
PTC, Inc.	Technology	2,888	447,429	0.72%
Monolithic Power Systems, Inc.	Technology	766	444,124	0.71%
Albemarle Corp.	Basic materials	6,123	440,973	0.71%
TKO Group Holdings, Inc.	Consumer cyclicals	2,808	429,089	0.69%
Brown-Forman Corp. Class B	Consumer staples	12,100	410,669	0.66%
Avis Budget Group, Inc.	Consumer staples	5,378	408,226	0.66%
CH Robinson Worldwide, Inc.	Transportation	3,960	405,479	0.65%
Bunge Global SA	Basic materials	5,289	404,175	0.65%
T Rowe Price Group, Inc.	Financials	4,343	399,016	0.64%
AppLovin Corp. Class A	Technology	1,496	396,341	0.64%
Globant SA (Argentina)	Technology	3,356	395,030	0.64%
Agree Realty Corp.	Financials	5,098	393,495	0.63%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Metro, Inc. (Canada)	Consumer staples	7,285	$506,540	0.61%
Consolidated Edison, Inc.	Utilities and power	4,553	503,488	0.60%
FactSet Research Systems, Inc.	Consumer cyclicals	1,105	502,555	0.60%
George weston, Ltd. (Canada)	Consumer staples	2,947	502,273	0.60%
Endesa SA (Spain)	Utilities and power	18,938	501,194	0.60%
Telia Co. AB (Sweden)	Communication services	138,676	500,994	0.60%
Exxon Mobil Corp.	Energy	4,171	495,998	0.59%
ENGIE SA (France)	Utilities and power	25,431	495,425	0.59%
Telenor ASA (Norway)	Communication services	34,678	495,413	0.59%
Automatic Data Processing, Inc.	Consumer cyclicals	1,620	495,093	0.59%
ConocoPhillips	Energy	4,695	493,023	0.59%
SS&C Technologies Holdings, Inc.	Technology	5,899	492,727	0.59%
Avery Dennison Corp.	Basic materials	2,768	492,638	0.59%
PepsiCo, Inc.	Consumer staples	3,278	491,478	0.59%
Danone SA (France)	Consumer staples	6,418	491,132	0.59%
Veralto Corp.	Capital goods	5,033	490,458	0.59%
MSCI, Inc.	Technology	867	490,178	0.59%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	34,972	485,846	0.58%
TotalEnergies SE (France)	Energy	7,537	485,722	0.58%
Empire Co., Ltd. (Canada)	Consumer staples	14,353	481,167	0.58%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	21,133	478,094	0.57%
Holcim AG (Switzerland)	Basic materials	4,467	477,151	0.57%
SSE PLC (United Kingdom)	Utilities and power	23,059	474,427	0.57%
Central Japan Railway Co. (Japan)	Transportation	24,680	471,023	0.56%
Novartis AG (Switzerland)	Health care	4,256	470,671	0.56%
Rio Tinto PLC (United Kingdom)	Basic materials	7,921	468,905	0.56%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	6,122	466,244	0.56%

Dynamic Asset Allocation Balanced Fund
45

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	16,366	$462,819	0.55%
Philip Morris International, Inc.	Consumer staples	2,900	460,350	0.55%
Exor NV (Netherlands)	Financials	5,093	459,665	0.55%
Hartford Financial Services Group, Inc. (The)	Financials	3,603	445,860	0.53%
Elisa Oyj (Finland)	Communication services	9,140	445,094	0.53%
Garmin, Ltd.	Technology	2,011	436,598	0.52%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	30,740	435,693	0.52%
Royal Bank of Canada (Canada)	Financials	3,844	432,908	0.52%
Graco, Inc.	Capital goods	5,138	429,114	0.51%
BOC Hong Kong Holdings, Ltd. (Hong Kong)	Financials	105,909	427,432	0.51%
VeriSign, Inc.	Technology	1,666	422,932	0.51%
Iberdrola SA (Spain)	Utilities and power	26,170	422,344	0.51%
Allegion PLC (Ireland)	Capital goods	3,170	413,554	0.50%
Verisk Analytics, Inc.	Consumer cyclicals	1,387	412,848	0.49%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	49,917	406,761	0.49%
Weyerhaeuser Co.	Basic materials	13,786	403,640	0.48%
Kimberly-Clark Corp.	Consumer cyclicals	2,779	395,255	0.47%
PayPal Holdings, Inc.	Consumer cyclicals	6,034	393,713	0.47%
Smiths Group PLC (United Kingdom)	Capital goods	15,755	392,688	0.47%
Sandvik AB (Sweden)	Capital goods	18,692	390,767	0.47%
Eni SpA (Italy)	Utilities and power	25,033	386,623	0.46%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	2,489	385,965	0.46%
Johnson & Johnson	Health care	2,284	378,778	0.45%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Imperial Brands PLC (United Kingdom)	Consumer staples	12,694	$469,432	0.61%
Paychex, Inc.	Technology	3,032	467,826	0.61%
Realty Income Corp.	Financials	8,028	465,694	0.60%
Waste Connections, Inc.	Capital goods	2,367	461,953	0.60%
Visa, Inc. Class A	Financials	1,315	460,973	0.60%
Orange SA (France)	Communication services	35,384	458,468	0.59%
Equifax, Inc.	Consumer cyclicals	1,880	457,903	0.59%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,644	456,251	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	9,119	455,883	0.59%
Keppel, Ltd. (Singapore)	Capital goods	88,561	454,632	0.59%
Westlake Corp.	Basic materials	4,526	452,708	0.59%
Allianz SE (Germany)	Financials	1,184	450,202	0.58%
Hermes International (France)	Consumer cyclicals	171	445,721	0.58%
Straumann Holding AG (Switzerland)	Health care	3,716	445,048	0.58%
Wilmar International, Ltd. (Singapore)	Basic materials	175,650	437,786	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	41,269	436,429	0.57%
Swisscom AG (Switzerland)	Communication services	749	431,334	0.56%
Martin Marietta Materials, Inc.	Basic materials	899	429,906	0.56%
Pernod Ricard SA (France)	Consumer staples	4,303	424,148	0.55%
Heineken NV (Netherlands)	Consumer staples	4,992	406,461	0.53%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	155,696	397,319	0.52%
Masco Corp.	Consumer cyclicals	5,663	393,820	0.51%
Antofagasta PLC (Chile)	Basic materials	18,147	390,817	0.51%
Coca-Cola Co. (The)	Consumer staples	5,373	384,824	0.50%
Haleon PLC (United Kingdom)	Consumer staples	75,874	383,217	0.50%
Redeia Corp. SA (Spain)	Utilities and power	18,625	373,410	0.48%
WEC Energy Group, Inc.	Utilities and power	3,390	369,401	0.48%
Commonwealth Bank of Australia (Australia)	Financials	3,901	366,872	0.48%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	14,612	366,421	0.48%

46
Dynamic Asset Allocation Balanced Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
EssilorLuxottica SA (France)	Health care	1,245	$356,958	0.46%
Ferrovial SE (Netherlands)	Basic materials	8,023	356,883	0.46%
Xcel Energy, Inc.	Utilities and power	4,983	352,765	0.46%
Occidental Petroleum Corp.	Energy	7,091	350,002	0.45%
Nutrien, Ltd. (Canada)	Basic materials	7,050	349,827	0.45%
Norfolk Southern Corp.	Transportation	1,449	343,211	0.45%
Southern Co. (The)	Utilities and power	3,701	340,282	0.44%
Industrivarden AB Class C (Sweden)	Financials	9,258	338,626	0.44%
Salmar ASA (Norway)	Basic materials	7,066	338,068	0.44%
Mastercard, Inc. Class A	Consumer cyclicals	614	336,744	0.44%
Dominion Energy, Inc.	Utilities and power	5,978	335,214	0.43%
Prologis, Inc.	Financials	2,964	331,392	0.43%
REA Group, Ltd. (Australia)	Technology	2,406	329,227	0.43%
SAP SE (Germany)	Technology	1,245	328,592	0.43%
Cellnex Telecom, SA 144A (Spain)	Communication services	9,261	328,412	0.43%
Assicurazioni Generali SpA (Italy)	Financials	9,382	328,144	0.43%
PPL Corp.	Utilities and power	9,050	326,806	0.42%
Kubota Corp. (Japan)	Capital goods	26,554	325,137	0.42%
AvalonBay Communities, Inc.	Financials	1,509	323,886	0.42%
Hess Corp.	Energy	1,998	319,114	0.41%
Coloplast A/S Class B (Denmark)	Health care	2,990	313,064	0.41%
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 44 Index	B+/P	$(632,435)	$13,114,000	$677,994	6/20/30	500 bp — Quarterly	$45,558
	CDX NA IG Series 43 Index	BBB+/P	(2,853,271)	126,605,000	2,394,227	12/20/29	100 bp — Quarterly	(404,130)
	Total	$(3,485,706)		$(358,572)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Balanced Fund
47

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$39,908,721	$18,867,251	$—
Capital goods	61,390,642	12,758,760	—
Communication services	22,818,988	4,304,496	—
Conglomerates	5,930,572	6,741,358	—
Consumer cyclicals	204,966,130	26,957,408	—
Consumer staples	82,889,009	17,360,581	—
Energy	40,103,105	11,775,903	—
Financials	186,751,976	53,400,646	—
Health care	131,412,123	24,103,509	8,448
Technology	407,598,883	21,225,190	—
Transportation	26,193,342	3,497,287	—
Utilities and power	29,356,983	7,088,329	—
Total common stocks	1,239,320,474	208,080,718	8,448
Asset-backed securities	—	2,860,405	—
Collateralized loan obligations	—	23,483,572	—
Convertible bonds and notes	—	976,698	—
Convertible preferred stocks	722,129	—	—
Corporate bonds and notes	—	270,887,422	—
Foreign government and agency bonds and notes	—	11,270,765	—
Investment companies	1,764,753	—	—
Mortgage-backed securities	—	62,930,386	—
Purchased options outstanding	—	7,989	—
Senior loans	—	6,316,325	—
U.S. government and agency mortgage obligations	—	218,174,516	—
Short-term investments	533,000	176,475,334	—
Totals by level	$1,242,340,356	$981,464,130	$8,448
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$38,447	$—
	Futures contracts	3,790,179	—	—
	Written options outstanding	—	(5,253)	—
	TBA sale commitments	—	(21,607,963)	—
	Interest rate swap contracts	—	215,011	—
	Total return swap contracts	—	(547,137)	—
	Credit default contracts	—	3,127,134	—
	Totals by level	$3,790,179	$(18,779,761)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

48
Dynamic Asset Allocation Balanced Fund

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,623,032,127)	$2,098,413,316
Affiliated issuers (identified cost $125,399,618) (Note 5)	125,399,618
Cash	33,124
Foreign currency (cost $103,178) (Note 1)	103,292
Dividends, interest and other receivables	7,296,868
Foreign tax reclaim	1,842,061
Receivable for shares of the fund sold	3,570,070
Receivable for investments sold	3,313,032
Receivable for sales of TBA securities (Note 1)	17,950,324
Receivable for variation margin on futures contracts (Note 1)	296,387
Receivable for variation margin on centrally cleared swap contracts (Note 1)	798,620
Unrealized appreciation on forward currency contracts (Note 1)	300,296
Unrealized appreciation on OTC swap contracts (Note 1)	2,408,426
Deposits with broker (Note 1)	6,019,817
Prepaid assets	53,391
Total assets	2,267,798,642

LIABILITIES
Payable for investments purchased	5,408,451
Payable for purchases of TBA securities (Note 1)	135,265,955
Payable for shares of the fund repurchased	6,048,952
Payable for compensation of Manager (Note 2)	903,138
Payable for custodian fees (Note 2)	93,942
Payable for investor servicing fees (Note 2)	345,295
Payable for Trustee compensation and expenses (Note 2)	279,326
Payable for administrative services (Note 2)	4,202
Payable for distribution fees (Note 2)	376,445
Payable for variation margin on futures contracts (Note 1)	1,097,723
Payable for variation margin on centrally cleared swap contracts (Note 1)	729,652
Unrealized depreciation on OTC swap contracts (Note 1)	2,955,563
Unrealized depreciation on forward currency contracts (Note 1)	261,849
Written options outstanding, at value (premiums $186,392) (Note 1)	5,253
TBA sale commitments, at value (proceeds receivable $21,636,289) (Note 1)	21,607,963
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	533,000
Payable to broker (Note 1)	83,089
Other accrued expenses	289,598
Total liabilities	176,289,396
Net assets	$2,091,509,246

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,729,135,132
Total distributable earnings (Note 1)	362,374,114
Total — Representing net assets applicable to capital shares outstanding	$2,091,509,246
(Continued on next page)

Dynamic Asset Allocation Balanced Fund	49

Statement of assets and liabilities

3/31/25 cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,321,594,056 divided by 84,941,112 shares)	$15.56
Offering price per class A share (100/94.25 of $15.56)*	$16.51
Net asset value and offering price per class C share ($101,423,735 divided by 6,798,640 shares)**	$14.92
Net asset value, offering price and redemption price per class P share ($62,596,035 divided by 4,007,902 shares)	$15.62
Net asset value, offering price and redemption price per class R share ($12,584,502 divided by 818,457 shares)	$15.38
Net asset value, offering price and redemption price per class R5 share ($115,491 divided by 7,358 shares)	$15.70
Net asset value, offering price and redemption price per class R6 share ($228,264,129 divided by 14,624,788 shares)	$15.61
Net asset value, offering price and redemption price per class Y share ($364,931,298 divided by 23,378,588 shares)	$15.61
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

50	Dynamic Asset Allocation Balanced Fund

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Dividends (net of foreign tax of $213,447) (including dividend income of $2,670,115 from investments in affiliated issuers) (Note 5)	$13,558,212
Interest (net of foreign tax of $530)	13,020,649
Other income (Note 1)	283,047
Total investment income	26,861,908

EXPENSES
Compensation of Manager (Note 2)	5,365,911
Investor servicing fees (Note 2)	1,050,322
Custodian fees (Note 2)	89,698
Trustee compensation and expenses (Note 2)	36,461
Distribution fees (Note 2)	2,285,250
Administrative services (Note 2)	24,277
Other	329,679
Total expenses	9,181,598
Expense reduction (Note 2)	(17,238)
Net expenses	9,164,360
Net investment income	17,697,548

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	58,065,171
Foreign currency transactions (Note 1)	(1,546)
Forward currency contracts (Note 1)	293,324
Futures contracts (Note 1)	(9,618,486)
Swap contracts (Note 1)	1,343,971
Written options (Note 1)	910,791
Total net realized gain	50,993,225
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(104,493,698)
Assets and liabilities in foreign currencies	(60,639)
Forward currency contracts	(17,280)
Futures contracts	9,193,218
Swap contracts	(353,364)
Written options	(677,947)
Total change in net unrealized depreciation	(96,409,710)
Net loss on investments	(45,416,485)
Net decrease in net assets resulting from operations	$(27,718,937)

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund	51

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$17,697,548	$34,710,101
Net realized gain on investments and foreign currency transactions	50,993,225	160,467,611
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(96,409,710)	283,296,942
Net increase (decrease) in net assets resulting from operations	(27,718,937)	478,474,654
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(25,247,344)	(24,252,197)
Class B	—	(35,886)
Class C	(1,653,386)	(1,360,658)
Class P	(1,269,007)	(750,923)
Class R	(224,367)	(217,459)
Class R5	(1,929)	(583)
Class R6	(4,785,165)	(5,036,084)
Class Y	(6,940,361)	(5,642,610)
Net realized short-term gain on investments
Class A	(55,428,485)	(2,527,287)
Class B	—	(14,061)
Class C	(4,580,606)	(259,936)
Class P	(2,441,260)	(56,644)
Class R	(520,579)	(30,099)
Class R5	(3,339)	(32)
Class R6	(9,868,868)	(444,390)
Class Y	(13,426,174)	(483,082)
From capital gain on investments
Net realized long-term gain on investments
Class A	(54,175,864)	(16,223,547)
Class B	—	(90,262)
Class C	(4,477,090)	(1,668,619)
Class P	(2,386,090)	(363,615)
Class R	(508,815)	(193,215)
Class R5	(3,264)	(207)
Class R6	(9,645,842)	(2,852,694)
Class Y	(13,122,758)	(3,101,072)
Increase (decrease) from capital share transactions (Note 4)	202,212,888	(78,067,839)
Total increase (decrease) in net assets	(36,216,642)	334,801,653
Net assets
Beginning of period	2,127,725,888	1,792,924,235
End of period	$2,091,509,246	$2,127,725,888
*Unaudited.

The accompanying notes are an integral part of these financial statements.

52	Dynamic Asset Allocation Balanced Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
March 31, 2025**	$17.49	.13	(.35)	(.22)	(.31)	(1.40)	(1.71)	$15.56	(1.34)*	$1,321,594	.45*	.81*	95*
September 30, 2024	14.13	.28	3.61	3.89	(.30)	(.23)	(.53)	17.49	28.00	1,391,066.93		1.75	222
September 30, 2023	13.31	.25	1.43	1.68	(.23)	(.63)	(.86)	14.13	12.88	1,174,330.96		1.76	302
September 30, 2022	17.92	.21	(2.88)	(2.67)	(.18)	(1.76)	(1.94)	13.31	(16.86)	1,120,970.94		1.32	257
September 30, 2021	15.34	.18	2.67	2.85	(.17)	(.10)	(.27)	17.92	18.66	1,438,004.94		1.07	253
September 30, 2020	14.55	.20	.84	1.04	(.25)	—	(.25)	15.34	7.31	1,391,432.96		1.38	265
Class C
March 31, 2025**	$16.83	.07	(.33)	(.26)	(.25)	(1.40)	(1.65)	$14.92	(1.65)*	$101,424	.83*	.43*	95*
September 30, 2024	13.62	.15	3.47	3.62	(.18)	(.23)	(.41)	16.83	26.98	113,561	1.68	.98	222
September 30, 2023	12.86	.14	1.37	1.51	(.12)	(.63)	(.75)	13.62	11.99	124,595	1.71	1.01	302
September 30, 2022	17.37	.09	(2.78)	(2.69)	(.06)	(1.76)	(1.82)	12.86	(17.47)	151,985	1.69	.56	257
September 30, 2021	14.88	.05	2.59	2.64	(.05)	(.10)	(.15)	17.37	17.76	224,072	1.69	.33	253
September 30, 2020	14.11	.09	.82	.91	(.14)	—	(.14)	14.88	6.57	226,182	1.71	.64	265
Class P
March 31, 2025**	$17.55	.16	(.35)	(.19)	(.34)	(1.40)	(1.74)	$15.62	(1.16)*	$62,596	.28*	.99*	95*
September 30, 2024	14.17	.34	3.63	3.97	(.36)	(.23)	(.59)	17.55	28.51	48,119.57		2.13	222
September 30, 2023	13.34	.27[e]	1.47	1.74	(.28)	(.63)	(.91)	14.17	13.33	23,789.59		1.92[e]	302
September 30, 2022	17.97	.27	(2.90)	(2.63)	(.24)	(1.76)	(2.00)	13.34	(16.61)	265,860.57		1.70	257
September 30, 2021	15.38	.25	2.68	2.93	(.24)	(.10)	(.34)	17.97	19.12	288,282.56		1.45	253
September 30, 2020	14.59	.26	.84	1.10	(.31)	—	(.31)	15.38	7.73	260,760.57		1.77	265
Class R
March 31, 2025**	$17.30	.11	(.34)	(.23)	(.29)	(1.40)	(1.69)	$15.38	(1.42)*	$12,585	.58*	.68*	95*
September 30, 2024	13.98	.23	3.58	3.81	(.26)	(.23)	(.49)	17.30	27.67	12,751	1.18	1.49	222
September 30, 2023	13.18	.21	1.41	1.62	(.19)	(.63)	(.82)	13.98	12.57	13,993	1.21	1.51	302
September 30, 2022	17.76	.17	(2.85)	(2.68)	(.14)	(1.76)	(1.90)	13.18	(17.06)	15,388	1.19	1.07	257
September 30, 2021	15.20	.14	2.65	2.79	(.13)	(.10)	(.23)	17.76	18.39	20,763	1.19	.82	253
September 30, 2020	14.42	.17	.82	.99	(.21)	—	(.21)	15.20	7.01	24,135	1.21	1.14	265
Class R5
March 31, 2025**	$17.63	.16	(.36)	(.20)	(.33)	(1.40)	(1.73)	$15.70	(1.22)*	$115	.35*	.94*	95*
September 30, 2024	14.24	.33	3.63	3.96	(.34)	(.23)	(.57)	17.63	28.29	57.71		1.99	222
September 30, 2023	13.34	.27	1.46	1.73	(.20)	(.63)	(.83)	14.24	13.22	15.73		1.89	302
September 30, 2022	17.97	.24	(2.89)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.73)	7,691.71		1.54	257
September 30, 2021	15.38	.23	2.67	2.90	(.21)	(.10)	(.31)	17.97	18.95	10,957.70		1.31	253
September 30, 2020	14.58	.24	.85	1.09	(.29)	—	(.29)	15.38	7.64	10,456.71		1.64	265

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund
53

Financial highlights cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class R6
March 31, 2025**	$17.54	.16	(.35)	(.19)	(.34)	(1.40)	(1.74)	$15.61	(1.18)*	$228,264	.30*	.96*	95*
September 30, 2024	14.17	.33	3.62	3.95	(.35)	(.23)	(.58)	17.54	28.39	250,354.61		2.06	222
September 30, 2023	13.34	.30	1.44	1.74	(.28)	(.63)	(.91)	14.17	13.30	218,868.63		2.09	302
September 30, 2022	17.96	.26	(2.89)	(2.63)	(.23)	(1.76)	(1.99)	13.34	(16.60)	230,311.61		1.64	257
September 30, 2021	15.37	.24	2.68	2.92	(.23)	(.10)	(.33)	17.96	19.08	332,275.60		1.41	253
September 30, 2020	14.58	.26	.83	1.09	(.30)	—	(.30)	15.37	7.68	320,512.61		1.74	265
Class Y
March 31, 2025**	$17.54	.16	(.36)	(.20)	(.33)	(1.40)	(1.73)	$15.61	(1.21)*	$364,931	.33*	.94*	95*
September 30, 2024	14.17	.32	3.62	3.94	(.34)	(.23)	(.57)	17.54	28.30	311,818.68		2.00	222
September 30, 2023	13.34	.28	1.44	1.72	(.26)	(.63)	(.89)	14.17	13.20	228,740.71		2.01	302
September 30, 2022	17.97	.25	(2.90)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.72)	275,861.69		1.56	257
September 30, 2021	15.37	.23	2.69	2.92	(.22)	(.10)	(.32)	17.97	19.04	387,168.69		1.32	253
September 30, 2020	14.58	.24	.84	1.08	(.29)	—	(.29)	15.37	7.57	350,322.71		1.63	265
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	The net investment income ratio and per share amount shown for the period ended September 30, 2023 may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

54
Dynamic Asset Allocation Balanced Fund

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act, as amended, as an open-end management investment company. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, the fund’s investment manager adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage backed investments). The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund’s investment manager may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Dynamic Asset Allocation Balanced Fund
55

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move

56
Dynamic Asset Allocation Balanced Fund

unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,067,304 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded

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as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $3,952,512 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $688,375 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $545,287 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Franklin Advisers. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit

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Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,918,395,541, resulting in gross unrealized appreciation and depreciation of $347,050,235 and $56,622,424, respectively, or net unrealized appreciation of $290,427,811.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.251% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PAC, Franklin Advisers (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

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The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$738,659
Class C	58,355
Class P	2,934
Class R	6,858
Class R5	66
Class R6	60,685
Class Y	182,765
Total	$1,050,322

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $17,238 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,442, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,711,656
Class C	1.00%	1.00%	541,670
Class R	1.00%	0.50%	31,924
Total			$2,285,250

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $60,045 from the sale of class A shares and received $4,267 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors acting as underwriter, received $597 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,981,650,547	$1,988,947,192
U.S. government securities (Long-term)	—	—
Total	$1,981,650,547	$1,988,947,192

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,701,457	$44,618,762	5,257,858	$83,020,042
Shares issued in connection with reinvestment of distributions	8,223,359	130,239,977	2,651,762	41,622,344
	10,924,816	174,858,739	7,909,620	124,642,386
Shares repurchased	(5,537,598)	(92,067,279)	(11,467,412)	(181,125,405)
Net increase (decrease)	5,387,218	$82,791,460	(3,557,792)	$(56,483,019)

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Dynamic Asset Allocation Balanced Fund

	YEAR ENDED 9/30/24 *
Class B	Shares	Amount
Shares sold	724	$11,574
Shares issued in connection with reinvestment of distributions	8,939	136,013
	9,663	147,587
Shares repurchased	(618,751)	(9,809,245)
Net decrease	(609,088)	$(9,661,658)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	548,487	$8,748,346	729,475	$11,175,821
Shares issued in connection with reinvestment of distributions	687,373	10,447,574	214,612	3,203,406
	1,235,860	19,195,920	944,087	14,379,227
Shares repurchased	(1,182,882)	(18,933,471)	(3,346,046)	(50,361,759)
Net increase (decrease)	52,978	$262,449	(2,401,959)	$(35,982,532)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class P	Shares	Amount	Shares	Amount
Shares sold	1,378,182	$23,515,515	1,585,176	$26,001,660
Shares issued in connection with reinvestment of distributions	383,518	6,096,357	73,604	1,171,181
	1,761,700	29,611,872	1,658,780	27,172,841
Shares repurchased	(496,375)	(8,062,739)	(594,984)	(9,593,576)
Net increase	1,265,325	$21,549,133	1,063,796	$17,579,265
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	39,339	$644,959	114,195	$1,774,819
Shares issued in connection with reinvestment of distributions	79,993	1,252,473	28,560	439,947
	119,332	1,897,432	142,755	2,214,766
Shares repurchased	(37,919)	(621,900)	(406,463)	(6,424,255)
Net increase (decrease)	81,413	$1,275,532	(263,708)	$(4,209,489)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	4,022	$67,487	2,258	$38,293
Shares issued in connection with reinvestment of distributions	534	8,532	51	822
	4,556	76,019	2,309	39,115
Shares repurchased	(456)	(7,247)	(91)	(1,408)
Net increase	4,100	$68,772	2,218	$37,707
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,051,168	$17,432,745	2,318,458	$37,048,197
Shares issued in connection with reinvestment of distributions	1,443,836	22,938,891	506,387	7,992,245
	2,495,004	40,371,636	2,824,845	45,040,442
Shares repurchased	(2,146,970)	(35,597,861)	(3,996,621)	(62,381,219)
Net increase (decrease)	348,034	$4,773,775	(1,171,776)	$(17,340,777)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,794,190	$129,362,725	8,073,454	$130,373,908
Shares issued in connection with reinvestment of distributions	2,006,408	31,872,921	544,054	8,613,760
	9,800,598	161,235,646	8,617,508	138,987,668
Shares repurchased	(4,201,805)	(69,743,879)	(6,980,337)	(110,995,004)
Net increase	5,598,793	$91,491,767	1,637,171	$27,992,664

* Effective September 5, 2024, the fund terminated its class B shares.

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Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P *	$108,641,599	$194,367,861	$177,609,842	$2,670,115	$125,399,618
Total Short-term investments	$108,641,599	$194,367,861	$177,609,842	$2,670,115	$125,399,618
* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$59,000
Written equity option contracts (contract amount)	$59,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$81,000,000
Centrally cleared interest rate swap contracts (notional)	$284,400,000
OTC total return swap contracts (notional)	$292,100,000
OTC credit default contracts (notional)	$1,300,000
Centrally cleared credit default contracts (notional)	$139,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$3,127,134 *	Payables	$—
Foreign exchange contracts	Receivables	300,296	Payables	261,849
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	3,763,935 *	Payables, Net assets — Unrealized depreciation	3,100,715 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	3,258,061 *	Payables, Net assets — Unrealized depreciation	460,492 *
Total		$10,449,426		$3,823,056
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

62
Dynamic Asset Allocation Balanced Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$638,225	$638,225
Foreign exchange contracts	—	—	293,324	—	$293,324
Equity contracts	(1,949,029)	2,882,882	—	2,621,831	$3,555,684
Interest rate contracts	—	(12,501,368)	—	(1,916,085)	$(14,417,453)
Total	$(1,949,029)	$(9,618,486)	$293,324	$1,343,971	$(9,930,220)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(384,643)	$(384,643)
Foreign exchange contracts	—	—	(17,280)	—	$(17,280)
Equity contracts	1,750,400	6,383,512	—	(418,767)	$7,715,145
Interest rate contracts	—	2,809,706	—	450,046	$3,259,752
Total	$1,750,400	$9,193,218	$(17,280)	$(353,364)	$10,572,974

Dynamic Asset Allocation Balanced Fund
63

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$67,051	$—	$—	$—	$—
OTC Total return swap contracts *#	—	1,835,627	—	—	572,799	—	—
Centrally cleared credit default contracts §	—	—	731,569	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—
Forward currency contracts #	6,211	6,744	—	1	70,369	5,221	15,448
Purchased options **#	—	—	—	—	—	—	7,989
Total Assets	$6,211	$1,842,371	$798,620	$1	$643,168	$5,221	$23,437
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—
OTC Total return swap contracts *#	—	2,375,113	—	—	580,450	—	—
Centrally cleared credit default contracts §	—	—	729,652	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—
Forward currency contracts #	26,760	14,721	—	15,720	1,069	40,980	34,333
Written options #	—	—	—	—	—	—	5,253
Total Liabilities	$26,760	$2,389,834	$729,652	$15,720	$581,519	$40,980	$39,586
Total Financial and Derivative Net Assets	$(20,549)	$(547,463)	$68,968	$(15,719)	$61,649	$(35,759)	$(16,149)
Total collateral received (pledged) †##	$—	$(513,370)	$—	$—	$61,649	$(19,948)	$—
Net amount	$(20,549)	$(34,093)	$68,968	$(15,719)	$—	$(15,811)	$(16,149)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$510,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$(513,370)	$—	$—	$—	$(19,948)	$—

64
Dynamic Asset Allocation Balanced Fund

	JPMorgan Securities LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$67,051
OTC Total return swap contracts *#	—	—	—	—	—	—	—	2,408,426
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	731,569
Futures contracts §	296,387	—	—	—	—	—	—	296,387
Forward currency contracts #	—	—	8,132	45,889	5,445	61,893	74,943	300,296
Purchased options **#	—	—	—	—	—	—	—	7,989
Total Assets	$296,387	$—	$8,132	$45,889	$5,445	$61,893	$74,943	$3,811,718
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	2,955,563
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	729,652
Futures contracts §	1,097,723	—	—	—	—	—	—	1,097,723
Forward currency contracts #	—	—	60,868	31,190	—	34,739	1,469	261,849
Written options #	—	—	—	—	—	—	—	5,253
Total Liabilities	$1,097,723	$—	$60,868	$31,190	$—	$34,739	$1,469	$5,050,040
Total Financial and Derivative Net Assets	$(801,336)	$—	$(52,736)	$14,699	$5,445	$27,154	$73,474	$(1,238,322)
Total collateral received (pledged) †##	$—	$—	$(11,969)	$—	$—	$—	$—
Net amount	$(801,336)	$—	$(40,767)	$14,699	$5,445	$27,154	$73,474
Controlled collateral received (including TBA commitments) **	$23,000	$—	$—	$—	$—	$—	$—	$533,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$(101,908)	$(11,969)	$—	$—	$—	$—	$(647,195)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $14,768,543 and $6,019,817, respectively.

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Note 11: New Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures . The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

Dynamic Asset Allocation Balanced Fund
65

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

66
Dynamic Asset Allocation Balanced Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on January 24, 2025, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the Management Contract between Franklin Advisers, Inc. (“Franklin Advisers”) and your fund’s wholly-owned subsidiary (the “Subsidiary”) and Sub-Advisory Agreements between Franklin Advisers and each of Putnam Investment Management, LLC (“Putnam Management”), Franklin Templeton Investment Management Limited (“FTIML”), and The Putnam Advisory Company, LLC (“PAC”) with respect to the Subsidiary (collectively, the “Subsidiary Agreements”). Franklin Advisers, FTIML and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the Subsidiary Agreements. At its January 2025 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. In connection with the foregoing, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the Subsidiary Agreements

In connection with the Trustees’ approval of the Subsidiary Agreements, the Trustees considered the investment management services that each of Franklin Advisers, Putnam Management, FTIML and PAC would provide to the Subsidiary and the fee waivers that would be in place with respect to assets invested in the Subsidiary. In addition, the Trustees took into account their considerations in June 2024 with respect to their approval of the Fund’s Management Contract with Franklin Advisers and their considerations in September 2024 with respect to their approval of the Sub-Advisory Agreement between Franklin Advisers and FTIML and the Sub-Advisory Contract between Franklin Advisers and PAC, each with respect to the Fund.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Subsidiary Agreements represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the Subsidiary Agreements for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Dynamic Asset Allocation Balanced Fund
67

© 2025 Franklin Templeton. All rights reserved.	38954-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025